UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21601

PIMCO Income Strategy Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

William G. Galipeau

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (844) 337-4626

Date of fiscal year end: July 31

Date of reporting period: January 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO Closed-End Funds

Semiannual Report

January 31, 2016

PIMCO Corporate & Income Opportunity Fund

PIMCO Corporate & Income Strategy Fund

PIMCO High Income Fund

PIMCO Income Strategy Fund

PIMCO Income Strategy Fund II

		Page

Letter from the Chairman of the Board & President		2
Important Information About the Funds		4
Financial Highlights		14
Statements of Assets and Liabilities		16
Statements of Operations		17
Statements of Changes in Net Assets		18
Notes to Financial Statements		63
Glossary		83
Investment Strategy Updates		84

Fund	Fund Summary	Schedule of Investments

PIMCO Corporate & Income Opportunity Fund	9	20
PIMCO Corporate & Income Strategy Fund	10	29
PIMCO High Income Fund	11	37
PIMCO Income Strategy Fund	12	46
PIMCO Income Strategy Fund II	13	54

Letter from the Chairman of the Board & President

Dear Shareholder,

The financial markets experienced periods of volatility during the reporting period. Investor sentiment was challenged at times given mixed economic data, uncertainties surrounding future global monetary policy, falling commodity prices and geopolitical issues.

For the six-month reporting period ended January 31, 2016

The U.S. economy expanded during the reporting period, but the pace was uneven. Looking back, U.S. gross domestic product (“GDP”), which represents the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, expanded at a 3.9% annual pace during the second quarter of 2015. Economic activity then decelerated, as GDP grew at a 2.0% annual pace during the third quarter of 2015. Finally, the Commerce Department’s initial reading showed that fourth quarter 2015 GDP grew at an annual pace of 0.7%.

After nearly a decade of highly accommodative monetary policy, the Federal Reserve (“Fed”) raised interest rates at its meeting in mid-December 2015. The Fed’s action pushed rates from a range between 0% and 0.25% to a range between 0.25% and 0.50%. In its official statement following the meeting, the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Economic activity outside the U.S. was mixed during the reporting period. Anemic growth and concerns of deflation in the eurozone caused the European Central Bank (“ECB”) to announce that beginning in March 2015, it would start a €60 billion-a-month bond-buying program that was expected to run until at least September 2016. In December 2015, continued economic headwinds prompted the ECB to extend its monthly bond-buying program by six months, until at least March 2017.

Commodities and emerging markets dominated the news over the reporting period. Crude oil declined from $47 to $34 between July 2015 and January 2016, as OPEC continued pumping at close to full capacity even as U.S. production started to contract. In August 2015, China surprised the markets by allowing its currency to depreciate by nearly 2% against the U.S. dollar, and then spent over $180 billion in foreign reserves over the course of the fourth quarter to support its currency. Meanwhile, Chinese equity markets sold off sharply, casting a shadow on global risk assets. Elsewhere in emerging markets, the Brazilian political and economic situation continued to deteriorate, culminating in Standard & Poor’s and Fitch downgrading the Brazilian foreign currency debt rating to below investment grade in September 2015.

Outlook

PIMCO’s baseline view sees U.S. economic growth in the range of 2.0%-2.5% over the next four quarters — in line with the average growth rate of the U.S. economy during the current expansion — and headline CPI (Consumer Price Index) inflation in a range of 1.5%-2%. In PIMCO’s view, given moderate global recovery and the strong U.S. dollar, there will be little if any boost to aggregate demand from international trade. On the positive side of the ledger, PIMCO believes that the recent budget agreement between Congress and President Obama will provide the U.S. economy a modest fiscal boost from the increase in federal spending. In the Federal Open Market Committee’s recent announcement and minutes from January 26-27, 2016, the Committee appeared to continue signaling further tightening despite market volatility, although it has acknowledged a degree of softening in the economy. For example, the minutes pointed out that moderating oil companies and foreign countries’ investment have the “potential to further restrain domestic economic activity.” Therefore, low energy prices and disinflationary pressures from a stronger U.S. dollar may slow the pace of Fed hikes.

2	PIMCO CLOSED-END FUNDS

Overseas, PIMCO’s baseline view for the eurozone is economic growth of around 1.5% over the next four quarters, with inflation from roughly zero in 2015 to about 1% in 2016. PIMCO believes that ECB quantitative easing will have a positive impact on loan growth. However, while net exports should benefit from the cumulative weakening of the euro, it is PIMCO’s belief that slower growth from the eurozone’s major trading partners may limit the contribution to growth from net exports in 2016. PIMCO sees the prospects of a modest pickup in Japanese growth to about 1% in 2016, versus an estimated 0.6% in 2015. In PIMCO’s view, headline inflation will remain positive in 2016, but at around 0.5-1%, it is well below the Bank of Japan’s target of 2%.

In the following pages of this PIMCO Closed-End Funds Semiannual Report, please find specific details regarding investment performance and a discussion of factors that most affected the Funds’ performance over the six months ended January 31, 2016.

Thank you for investing with us. We value your trust and will continue to work diligently to meet your investment needs. If you have questions regarding any of your PIMCO Closed-End Funds investments, please contact your financial advisor or call the Funds’ shareholder servicing agent at (844) 33-PIMCO or (844) 337-4626. We also invite you to visit our website at www.pimco.com to learn more about our views.

Sincerely,

Hans W. Kertess	Peter G. Strelow
Chairman of the Board of Trustees	President

SEMIANNUAL REPORT	JANUARY 31, 2016	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well- diversified investment portfolio. It is important to note, however, that in an environment where interest rates trend upward, rising rates would negatively impact the performance of most bond funds, and fixed- income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund Management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with rising interest rates. This is especially true since the Federal Reserve Board has concluded its quantitative easing program and, at its meeting on December 16, 2015, raised interest rates for the first time since 2006 from a target range of 0% to 0.25% to a target range of 0.25% to 0.50%. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets” in corporate bonds. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. In addition, in the current low interest rate environment, the market price of the Funds’ common shares may be particularly sensitive to changes in interest rates or the perception that there will be a change in interest rates.

The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, call risk, credit risk, management risk and the risk that a Fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in a Fund’s net asset value “NAV”. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying a derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not directly own. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and a Fund.

A Fund’s use of leverage creates the opportunity for increased income for the Fund’s common shareholders, but also creates special risks. Leverage is a speculative technique that may expose a Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on a Fund’s portfolio, the interest and other costs of leverage to the Fund could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to the Fund’s common shareholders. In addition, fees and expenses of any form of leverage used by a Fund will be borne entirely by its common shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Fund’s common shares. There can be no assurance that a Fund’s use of leverage will result in a higher yield on its common shares, and it may result in losses. Leverage creates several major types of risks for a Fund’s common shareholders, including: (1) the likelihood of greater volatility of net asset value and market price of the Fund’s common shares, and of the investment return to the Fund’s common shareholders, than a comparable portfolio without leverage; (2) the possibility either that the Fund’s common share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on the Fund’s common shares will fluctuate because such costs vary over time; and (3) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged and may result in a greater decline in the market value of the Fund’s common shares.

A Fund’s investments in and exposure to foreign securities involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information or economic and financial instability. Foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of certain foreign countries are relatively small, with a limited number of companies representing a small number of industries. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, auditing and custody standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or other confiscation,

4	PIMCO CLOSED-END FUNDS

currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in foreign securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Risks associated with investing in foreign securities may be increased when a Fund invests in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the emerging market.

Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and, as applicable, risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. In the case of a loan participation or assignment, a Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. In the event of the insolvency of the lender selling a loan participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Funds may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans or acting as an originator of loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, lender liability, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans. To the extent that a Fund originates a loan, it may be responsible for all or a substantial portion of the expenses associated with initiating the loan, irrespective of whether the loan transaction is ultimately consummated or closed. This may include significant legal and due diligence expenses, which will be indirectly borne by a Fund and its shareholders.

Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may experience additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

High-yield bonds (commonly referred to as “junk bonds”) typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher- rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money on its investment. The Funds may also invest in bonds and other instruments that are not rated, but which PIMCO considers to be equivalent to high-yield investments. The Funds may hold defaulted securities that may involve special considerations including bankruptcy proceedings, other regulatory and legal restrictions affecting the Funds’ ability to trade, and the availability of prices from independent pricing services or dealer quotations. Defaulted securities are often illiquid and may not be actively traded. Sale of securities in bankrupt companies at an acceptable price may be difficult and differences compared to the value of the securities used by the Funds could be material.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

The global economic crisis brought several small economies in Europe to the brink of bankruptcy and many other economies into recession and weakened the banking and financial sectors of many European

SEMIANNUAL REPORT	JANUARY 31, 2016	5

Important Information About the Funds (Cont.)

countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all experienced large public budget deficits, the effects of which are still yet unknown and may slow the overall recovery of the European economies from the global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or other central banks or supranational agencies such as the International Monetary Fund. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn which could significantly affect the value of a Fund’s European investments. It is possible that one or more Economic and Monetary Union of the European Union (“EMU”) member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The exit of any country out of the euro may have an extremely destabilizing effect on other eurozone countries and their economies and a negative effect on the global economy as a whole. Such an exit by one country may also increase the possibility that additional countries may exit the euro should they face similar financial difficulties.

The Funds may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short- term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Funds’ performance and/or ability to achieve their investment objectives. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of the Funds could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Funds to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. The common shares of a Fund may trade at a price that is less than the initial offering price and/or the net asset value of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the net asset value of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to net asset value thereafter.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of a Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between a Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income

6	PIMCO CLOSED-END FUNDS

tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. A Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: asset allocation risk, credit risk, stressed securities risk, distressed and defaulted securities risk, corporate bond risk, market risk, issuer risk, liquidity risk, equity securities and related market risk, mortgage-related and other asset-backed securities risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, mortgage market/ subprime risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, redenomination risk, non- diversification risk, management risk, municipal bond risk, inflation-indexed security risk, senior debt risk, loans, participations and assignments risk, reinvestment risk, real estate risk, U.S. Government securities risk, foreign (non-U.S.) government securities risk, valuation risk, segregation and cover risk, focused investment risk, credit default swaps risk, event-linked securities risk, counterparty risk, preferred securities risk, confidential information access risk, other investment companies risk, private placements risk, inflation/deflation risk, regulatory risk, tax risk, recent economic conditions risk, market disruptions and geopolitical risk, potential conflicts of interest involving allocation of investment opportunities, repurchase agreements risk, securities lending risk, zero-coupon bond and payment-in-kind securities risk, portfolio turnover risk, smaller company risk, short sale risk and convertible securities risk. A description of certain of these risks is available in the Notes to Financial Statements of this Report.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses.

The following table discloses the commencement of operations and diversification status of each Fund:

Fund Name	Commencement of Operations	Diversification Status
PIMCO Corporate & Income Opportunity Fund	12/27/02	Diversified
PIMCO Corporate & Income Strategy Fund	12/21/01	Diversified
PIMCO High Income Fund	04/30/03	Diversified
PIMCO Income Strategy Fund	08/29/03	Diversified
PIMCO Income Strategy Fund II	10/29/04	Diversified

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Trustees are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with the Investment Manager and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s original or any subsequent prospectus or Statement of Additional Information (SAI), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand. The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s prospectus, SAI or shareholder report and is otherwise still in effect.

SEMIANNUAL REPORT	JANUARY 31, 2016	7

Important Information About the Funds (Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO (844-337-4626), on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Funds at (844) 33-PIMCO (844-337-4626) and on the Funds’ website at www.pimco.com.

Updated portfolio holdings information about a Fund will be available at www.pimco.com approximately 15 calendar days after such Fund’s most recent fiscal quarter end, and will remain accessible until such Fund files a Form N-Q or a shareholder report for the period which includes the date of the information. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO CLOSED-END FUNDS

PIMCO Corporate & Income Opportunity Fund

Symbol on NYSE - PTY

Allocation Breakdown†

Corporate Bonds & Notes	33.4%
Non-Agency Mortgage-Backed Securities	27.2%
Asset-Backed Securities	15.4%
Short-Term Instruments	8.1%
Municipal Bonds & Notes	7.3%
Other	8.6%
†	% of Investments, at value as of 01/31/16. Financial derivative instruments, if any, are excluded.

Fund Information (as of January 31, 2016)(1)

Market Price	$13.10
NAV	$12.75
Premium/(Discount) to NAV	2.75%
Market Price Distribution Yield(2)	11.91%
NAV Distribution Yield(2)	12.24%
Total Effective Leverage(3)	44%

Average Annual Total Return(1) for the period ended January 31, 2016
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (12/27/02)
Market Price	(2.76)%	(12.76)%	6.38%	10.78%	12.36%
NAV	(4.87)%	2.17%	10.84%	12.76%	13.46%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PIMCO Corporate & Income Opportunity Fund’s primary investment objective is to seek high current income, with capital preservation and capital appreciation as secondary objectives.

Fund Insights

»

The Fund’s exposure to high yield corporate bonds was the primary detractor from returns, as the sector struggled against a backdrop of commodity weakness and capital outflows. Within high yield, exposure to banking and specialty finance, manufacturing, utilities, entertainment, media and raw materials companies was the main headwind for returns.

»

The Fund’s emerging market holdings were major detractors from returns, due to exposure to local and hard currency-denominated Brazilian debt. Brazil was negatively impacted by slowing economic growth, high inflation and a political crisis. However, gains from holdings of Russian hard currency-denominated debt helped offset some of the negative impact.

»

Additionally within corporate credit, the Fund’s exposure to investment grade corporate bonds was a significant detractor from returns as spreads widened, given abundant new supply and commodity price volatility.

»	The Fund’s allocation to securitized credit detracted significantly from performance, as prices were generally lower during the period.

»

Overall contribution from U.S. interest rate exposure was the primary positive factor for performance. This was due mainly to an emphasis on the intermediate portion of the curve, as it provided attractive carry, the rate of interest earned by holding the respective securities, and intermediate interest rates generally declined over the reporting period. Additionally, tactical exposure to U.K. rates contributed to performance.

»

The Fund’s exposure to select taxable municipal bonds contributed modestly to returns, as these issues gained value during the period and were more insulated from underperformance experienced in corporate credit sectors.

SEMIANNUAL REPORT	JANUARY 31, 2016	9

PIMCO Corporate & Income Strategy Fund

Symbol on NYSE - PCN

Allocation Breakdown†

Corporate Bonds & Notes	38.0%
Non-Agency Mortgage-Backed Securities	30.6%
Asset-Backed Securities	15.2%
Municipal Bonds & Notes	4.3%
Short-Term Instruments	2.1%
Other	9.8%
†	% of Investments, at value as of 01/31/16. Financial derivative instruments, if any, are excluded.

Fund Information (as of January 31, 2016)(1)

Market Price	$13.48
NAV	$13.78
Premium/(Discount) to NAV	(2.18)%
Market Price Distribution Yield(2)	10.01%
NAV Distribution Yield(2)	9.80%
Total Effective Leverage(3)	21%

Average Annual Total Return(1) for the period ended January 31, 2016
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (12/21/01)
Market Price	3.44%	(3.53)%	7.11%	10.04%	10.62%
NAV	(1.91)%	2.98%	10.08%	11.72%	11.67%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PIMCO Corporate & Income Strategy Fund’s primary investment objective is to seek high current income, with a secondary objective of capital preservation and appreciation.

Fund Insights

»

The Fund’s exposure to high yield corporate bonds was the primary detractor from returns, as the sector struggled amid a backdrop of commodity weakness and capital outflows. Within high yield, exposure to banking and specialty finance, manufacturing, utilities, entertainment, media and raw materials companies was the main headwind for returns.

»

The Fund’s emerging market holdings were major detractors from returns, due to exposure to local and hard currency-denominated Brazilian debt. Brazil was negatively impacted by slowing economic growth, high inflation and a political crisis.

»

Additionally within corporate credit, the Fund’s exposure to investment grade corporate bonds was a significant detractor from returns as spreads widened, given abundant new supply and commodity price volatility.

»	The Fund’s allocation to securitized credit detracted significantly from performance, as prices were generally lower during the period.

»

Overall contribution from U.S. interest rate exposure was the primary positive factor for performance. This was due mainly to an emphasis on the intermediate portion of the curve, as it provided attractive carry, the rate of interest earned by holding the respective securities, and intermediate interest rates generally declined over the reporting period. Additionally, tactical exposure to U.K. rates contributed to performance.

»

The Fund’s partial redemption of auction rate preferred shares had a major, one-time positive impact on returns, as the redemption was done below face value, which was accretive for common shareholders.

»	The Fund’s exposure to select taxable municipal bonds contributed modestly to returns.

10	PIMCO CLOSED-END FUNDS

PIMCO High Income Fund

Symbol on NYSE - PHK

Allocation Breakdown†

Corporate Bonds & Notes	49.6%
Non-Agency Mortgage-Backed Securities	17.2%
Asset-Backed Securities	14.1%
Municipal Bonds & Notes	10.5%
Short-Term Instruments	2.3%
Other	6.3%
†	% of Investments, at value as of 01/31/16. Financial derivative instruments, if any, are excluded.

Fund Information (as of January 31, 2016)(1)

Market Price	$7.84
NAV	$6.53
Premium/(Discount) to NAV	20.06%
Market Price Distribution Yield(2)	15.84%
NAV Distribution Yield(2)	19.01%
Total Effective Leverage(3)	23%

Average Annual Total Return(1) for the period ended January 31, 2016
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (04/30/03)
Market Price	(12.59)%	(25.41)%	2.34%	7.93%	8.74%
NAV	(2.86)%	5.67%	11.17%	10.23%	10.83%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PIMCO High Income Fund’s primary investment objective is to seek high current income, with capital appreciation as a secondary objective.

Fund Insights

»

The Fund’s exposure to high yield corporate bonds was the primary detractor from returns, as the sector struggled amid a backdrop of commodity weakness and capital outflows. Within high yield, exposure to banking and specialty finance, manufacturing, utilities, entertainment, media and energy companies was the main headwind for returns.

»

The Fund’s emerging market holdings were major detractors from returns, due to exposure to hard currency-denominated Brazilian debt. Brazil was negatively impacted by slowing economic growth, high inflation and a political crisis.

»

The Fund’s allocation to securitized credit also detracted significantly from performance due to negative security selection within non-agency residential mortgage-backed securities and exposure to structured credit vehicles (collateralized debt obligations/collateralized loan obligations).

»

Additionally within corporate credit, the Fund’s exposure to investment grade corporate bonds detracted significantly from returns as spreads widened, given abundant new supply and commodity price volatility.

»

Overall contribution from U.S. interest rate exposure was the primary positive factor for performance. This was due mainly to an emphasis on the intermediate portion of the curve, as it provided attractive carry, the rate of interest earned by holding the respective securities, and intermediate interest rates generally declined over the reporting period. Additionally, tactical exposure to U.K. rates contributed to performance.

»

The Fund’s partial redemption of auction rate preferred shares had a significant, one-time positive impact on returns, as the redemption was done below face value, which was accretive for common shareholders.

»	The Fund’s exposure to select taxable municipal bonds contributed modestly to returns.

SEMIANNUAL REPORT	JANUARY 31, 2016	11

PIMCO Income Strategy Fund

Symbol on NYSE - PFL

Allocation Breakdown†

Corporate Bonds & Notes	44.2%
Asset-Backed Securities	21.6%
Non-Agency Mortgage-Backed Securities	16.4%
Municipal Bonds & Notes	5.2%
Short-Term Instruments	4.3%
Other	8.3%
†	% of Investments, at value as of 01/31/16. Financial derivative instruments, if any, are excluded.

Fund Information (as of January 31, 2016)(1)

Market Price	$9.29
NAV	$10.08
Premium/(Discount) to NAV	(7.84)%
Market Price Distribution Yield(2)	11.63%
NAV Distribution Yield(2)	10.71%
Total Effective Leverage(3)	23%

Average Annual Total Return(1) for the period ended January 31, 2016
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (08/29/03)
Market Price	(5.59)%	(12.40)%	4.63%	4.71%	4.43%
NAV	(7.55)%	(1.57)%	8.16%	5.41%	5.59%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PIMCO Income Strategy Fund’s primary investment objective is to seek high current income, consistent with the preservation of capital.

Fund Insights

»

The Fund’s exposure to high yield corporate bonds was the primary detractor from returns, as the sector struggled amid a backdrop of commodity weakness and capital outflows. Within high yield, exposure to banking and specialty finance, manufacturing, utilities, entertainment, media and raw materials companies was the main headwind for returns.

»

The Fund’s emerging market holdings were major detractors from returns, due to exposure to local and hard currency-denominated Brazilian debt. Brazil was negatively impacted by slowing economic growth, high inflation and a political crisis.

»

Additionally within corporate credit, the Fund’s exposure to investment grade corporate bonds detracted significantly from returns as spreads widened, given abundant new supply and commodity price volatility.

»	The Fund’s allocation to securitized credit detracted significantly from performance, as prices were generally lower during the period.

»

Overall contribution from U.S. interest rate exposure was the primary positive factor for performance. This was due mainly to an emphasis on the intermediate portion of the curve, as it provided attractive carry, the rate of interest earned by holding the respective securities, and intermediate interest rates generally declined over the reporting period. Additionally, tactical exposure to U.K. rates contributed to performance.

»	The Fund’s exposure to select taxable municipal bonds contributed modestly to returns.

12	PIMCO CLOSED-END FUNDS

PIMCO Income Strategy Fund II

Symbol on NYSE - PFN

Allocation Breakdown†

Corporate Bonds & Notes	41.3%
Non-Agency Mortgage-Backed Securities	23.1%
Asset-Backed Securities	15.8%
Municipal Bonds & Notes	7.3%
Short-Term Instruments	3.8%
Other	8.7%
†	% of Investments, at value as of 01/31/16. Financial derivative instruments, if any, are excluded.

Fund Information (as of January 31, 2016)(1)

Market Price	$8.41
NAV	$9.11
Premium/(Discount) to NAV	(7.68)%
Market Price Distribution Yield(2)	11.41%
NAV Distribution Yield(2)	10.54%
Total Effective Leverage(3)	23%

Average Annual Total Return(1) for the period ended January 31, 2016
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/29/04)
Market Price	(4.97)%	(8.69)%	6.31%	3.76%	3.29%
NAV	(6.13)%	(0.10)%	8.58%	4.31%	4.43%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PIMCO Income Strategy Fund II’s primary investment objective is to seek high current income, consistent with the preservation of capital.

Fund Insights

»

The Fund’s exposure to high yield corporate bonds was the primary detractor from returns, as the sector struggled amid a backdrop of commodity weakness and capital outflows. Within high yield, exposure to banking and specialty finance, manufacturing, utilities, entertainment, media and raw materials companies was the main headwind for returns.

»

The Fund’s emerging market holdings were major detractors from returns, due to exposure to local and hard currency-denominated Brazilian debt. Brazil was negatively impacted by slowing economic growth, high inflation and a political crisis.

»

Additionally within corporate credit, the Fund’s exposure to investment grade corporate bonds detracted significantly from returns as spreads widened, given abundant new supply and commodity price volatility.

»	The Fund’s allocation to securitized credit also detracted significantly from performance, as prices were generally lower during the period.

»

Overall contribution from U.S. interest rate exposure was the primary positive factor for performance. This was due mainly to an emphasis on the intermediate portion of the curve, as it provided attractive carry, the rate of interest earned by holding the respective securities, and intermediate interest rates generally declined over the reporting period. Additionally, tactical exposure to U.K. rates contributed to performance.

»	The Fund’s exposure to select taxable municipal bonds contributed modestly to returns.

SEMIANNUAL REPORT	JANUARY 31, 2016	13

Financial Highlights

		Investment Operations						Less Distributions to Common Shareholders

	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Distributions on Preferred Shares from Net Investment Income (b)	Distributions on Preferred Shares from Realized Gains (b)		Total	From Net Investment Income (b)	From Net Realized Capital Gain (b)	Tax Basis Return of Capital (b)	Total

PIMCO Corporate & Income Opportunity Fund
08/01/2015 - 01/31/2016+	$14.23	$0.53	$(1.19)	$(0.01)	$0.00		$(0.67)	$(0.81)	$0.00	$0.00	$(0.81)
12/01/2014 - 07/31/2015(f)	15.41	0.68	(0.33)	(0.00)^	0.00		0.35	(1.69)	0.00	0.00	(1.69	)(i)
11/30/2014	16.62	1.14	1.06	(0.00)^	(0.01)		2.19	(1.56)	(1.84)	0.00	(3.40)
11/30/2013	17.58	1.43	0.19	(0.00)^	(0.00	)^	1.62	(1.82)	(0.76)	0.00	(2.58)
11/30/2012	14.22	1.68	3.87	(0.01)	0.00		5.54	(2.18)	0.00	0.00	(2.18)
11/30/2011	16.29	1.88	(1.87)	(0.01)	0.00		0.00	(2.07)	0.00	0.00	(2.07)
11/30/2010	13.63	1.80	2.83	(0.01)	0.00		4.62	(1.96)	0.00	0.00	(1.96)

PIMCO Corporate & Income Strategy Fund
08/01/2015 - 01/31/2016+	$14.75	$0.50	$(1.28)	$(0.00)^	$0.00		$(0.78)	$(0.70)	$0.00	$0.00	$(0.70)
11/01/2014 - 07/31/2015(g)	15.60	0.73	(0.21)	(0.00)^	0.00		0.52	(1.37)	0.00	0.00	(1.37	)(i)
10/31/2014	16.04	0.99	0.87	(0.00)^	(0.00	)^	1.86	(1.35)	(0.95)	0.00	(2.30)
10/31/2013	15.90	1.28	0.44	(0.01)	0.00		1.71	(1.57)	0.00	0.00	(1.57)
10/31/2012	13.67	1.57	2.47	(0.01)	0.00		4.03	(1.80)	0.00	0.00	(1.80)
10/31/2011	15.51	1.72	(1.87)	(0.01)	0.00		(0.16)	(1.68)	0.00	0.00	(1.68)
10/31/2010	12.88	1.61	2.90	(0.01)	0.00		4.50	(1.87)	0.00	0.00	(1.87)

PIMCO High Income Fund
08/01/2015 - 01/31/2016+	$7.37	$0.31	$(0.77)	$(0.00)^	$0.00		$(0.46)	$(0.64)	$0.00	$0.00	$(0.64)
04/01/2015 - 07/31/2015(h)	7.59	0.21	0.06	(0.00)^	0.00		0.27	(0.33)	0.00	(0.16)	(0.49	)(i)
03/31/2015	8.23	0.94	(0.12)	(0.00)^	0.00		0.82	(1.46)	0.00	0.00	(1.46)
03/31/2014	8.65	0.84	0.20	(0.00)^	0.00		1.04	(1.35)	0.00	(0.11)	(1.46)
03/31/2013	7.87	0.81	1.43	(0.00)^	0.00		2.24	(1.42)	0.00	(0.04)	(1.46)
03/31/2012	9.42	0.96	(1.05)	(0.00)^	0.00		(0.09)	(1.39)	0.00	(0.07)	(1.46)
03/31/2011	8.73	1.13	1.03	(0.01)	0.00		2.15	(1.46)	0.00	0.00	(1.46)

PIMCO Income Strategy Fund
08/01/2015 - 01/31/2016+	$11.46	$0.38	$(1.21)	$(0.01)	$0.00		$(0.84)	$(0.54)	$0.00	$0.00	$(0.54)
07/31/2015	12.15	0.79	(0.34)	(0.03)	0.00		0.42	(1.22)	0.00	0.00	(1.22)
07/31/2014	11.70	0.79	0.78	(0.04)	0.00		1.53	(1.08)	0.00	0.00	(1.08)
07/31/2013	11.35	0.92	0.87	(0.04)	0.00		1.75	(1.40)	0.00	0.00	(1.40)
07/31/2012	11.39	1.16	(0.04)	(0.05)	0.00		1.07	(1.11)	0.00	0.00	(1.11)
07/31/2011	10.62	1.24	0.79	(0.05)	0.00		1.98	(1.21)	0.00	0.00	(1.21)

PIMCO Income Strategy Fund II
08/01/2015 - 01/31/2016+	$10.27	$0.46	$(1.06)	$(0.01)	$0.00		$(0.61)	$(0.55)	$0.00	$0.00	$(0.55)
07/31/2015	10.88	0.70	(0.29)	(0.03)	0.00		0.38	(1.11)	0.00	0.00	(1.11)
07/31/2014	10.29	0.72	0.87	(0.04)	0.00		1.55	(0.96)	0.00	0.00	(0.96)
07/31/2013	10.23	0.88	0.68	(0.04)	0.00		1.52	(1.46)	0.00	0.00	(1.46)
07/31/2012	10.04	1.03	0.03	(0.04)	0.00		1.02	(0.83)	0.00	0.00	(0.83)
07/31/2011	9.29	1.03	0.73	(0.04)	0.00		1.72	(0.97)	0.00	0.00	(0.97)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of common shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(c) in the Notes to Financial Statements for more information.
(c)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(d)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(e)	Interest expense primarily relates to participation in borrowing and financing transactions, see Note 5 in the Notes to Financial Statements for more information.
(f)	Fiscal year end changed from November 30th to July 31st.
(g)	Fiscal year end changed from October 31st to July 31st.
(h)	Fiscal year end changed from March 31st to July 31st.
(i)

Total distributions for the period ended July 31, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended July 31, 2015.

(j)	See Note 12 in the Notes to Financial Statements.

14	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Preferred Share Transactions	Common Share			Ratios/Supplemental Data
					Ratios to Average Net Assets
Increase Resulting from Tender and Repurchase of Auction-Rate Preferred Shares (j)	Net Asset Value End of Year or Period	Market Price End of Year or Period	Total Investment Return (c)	Net Assets Applicable to Common Shareholders (000s)	Expenses (d)(e)		Expenses Excluding Interest Expense (d)		Net Investment Income (d)		Preferred Shares Asset Coverage Per Share	Portfolio Turnover Rate

$0.00	$12.75	$13.10	(2.76)%	$905,625	0.92	%*	0.87	%*	7.96	%*	$120,139	20%
0.16	14.23	14.31	(13.61)	1,006,484	0.91	*	0.90	*	7.01	*	130,743	34
0.00	15.41	18.50	26.04	1,082,000	0.91		0.91		7.36		108,229	44
0.00	16.62	17.75	(0.15)	1,149,779	0.91		0.91		8.49		113,443	118
0.00	17.58	20.37	36.86	1,205,090	1.05		0.93		10.63		117,697	29
0.00	14.22	16.78	9.24	967,195	1.09		0.94		11.76		99,399	53
0.00	16.29	17.30	40.36	1,098,920	1.02		0.93		11.98		109,530	70

$0.51	$13.78	$13.48	3.44%	$532,601	1.11	%*	1.08	%*	7.13	%*	$264,785	21%
0.00	14.75	13.71	(7.12)	570,122	1.07	*	1.07	*	6.51	*	109,336	40
0.00	15.60	16.18	8.84	599,980	1.09		1.09		6.32		113,753	48
0.00	16.04	17.15	3.48	612,225	1.10		1.09		7.91		115,565	108
0.00	15.90	18.17	33.21	603,483	1.32		1.14		11.03		114,270	28
0.00	13.67	15.27	4.78	515,041	1.30		1.16		11.56		101,188	32
0.00	15.51	16.24	41.86	579,963	1.24		1.17		11.64		110,790	52

$0.26	$6.53	$7.84	(12.59)%	$824,049	1.08	%*	1.02	%*	9.13	%*	$227,006	17%
0.00	7.37	9.71	(18.40)	925,598	1.05	*	1.03	*	8.14	*	104,245	8
0.00	7.59	12.48	12.30	949,880	1.18		1.02		11.53		106,324	58
0.00	8.23	12.56	15.51	1,021,120	1.14		1.03		10.14		112,424	159
0.00	8.65	12.35	8.53	1,063,863	1.06		1.05		10.00		116,082	70
0.00	7.87	12.84	3.28	960,496	1.16		1.07		11.76		107,233	24
0.00	9.42	14.01	28.94	1,138,186	1.11		1.04		12.74		122,446	89

$0.00	$10.08	$9.29	(5.59)%	$255,019	1.17	%*	1.13	%*	7.00	%*	$149,316	18%
0.11	11.46	10.39	(2.62)	289,909	1.30		1.25		6.67		166,328	67
0.00	12.15	11.87	9.95	306,475	1.19		1.18		6.71		122,004	113
0.00	11.70	11.83	5.69	294,017	1.24		1.21		7.59		118,058	63
0.00	11.35	11.52	12.02	283,285	1.85		1.65		10.93		114,654	23
0.00	11.39	12.39	19.67	282,691	1.51		1.41		11.00		114,474	44

$0.00	$9.11	$8.41	(4.97)%	$538,403	1.14	%*	1.08	%*	9.54	%*	$170,561	17%
0.12	10.27	9.41	(0.12)	606,974	1.16		1.13		6.58		189,105	63
0.00	10.88	10.50	12.39	642,119	1.14		1.14		6.79		124,695	119
0.00	10.29	10.24	6.80	605,843	1.16		1.14		8.20		119,060	71
0.00	10.23	10.96	16.33	597,683	1.48		1.37		10.87		117,792	17
0.00	10.04	10.27	12.53	584,351	1.24		1.21		10.34		115,720	42

SEMIANNUAL REPORT	JANUARY 31, 2016	15

Statements of Assets and Liabilities

January 31, 2016 (Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO Corporate & Income Opportunity Fund	PIMCO Corporate & Income Strategy Fund	PIMCO High Income Fund	PIMCO Income Strategy Fund	PIMCO Income Strategy Fund II

Assets:
Investments, at value
Investments in securities*	$1,217,978	$634,534	$1,011,349	$320,649	$677,455
Financial Derivative Instruments
Exchange-traded or centrally cleared	4,597	2,681	8,457	1,414	3,309
Over the counter	10,781	5,315	28,748	3,154	6,924
Cash	78	447	0	60	3,436
Deposits with counterparty	14,098	4,812	11,575	3,529	5,142
Foreign currency, at value	821	302	201	222	514
Receivable for investments sold	4,528	17,937	12,559	2,402	8,616
Interest and dividends receivable	12,393	5,840	12,942	3,272	6,604
Other assets	12	13	85	2	5
Total Assets	1,265,286	671,881	1,085,916	334,704	712,005

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$20,020	$51,083	$97,483	$9,754	$38,036
Financial Derivative Instruments
Exchange-traded or centrally cleared	4,703	2,287	8,255	1,314	3,139
Over the counter	76,183	5,780	9,198	3,494	7,328
Payable for investments purchased	8,540	15,381	6,199	8,324	20,931
Deposits from counterparty	2,161	4,381	24,916	2,889	6,118
Distributions payable to common shareholders	9,231	4,350	13,056	2,277	4,728
Distributions payable to preferred shareholders	24	4	8	9	21
Overdraft due to custodian	0	0	10	0	0
Accrued management fees	571	366	542	213	429
Other liabilities	278	123	225	136	422
Total Liabilities	121,711	83,755	159,892	28,410	81,152

Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 9,518, 2,221, 4,079, 2,051, 3,698 shares issued and outstanding, respectively)	237,950	55,525	101,975	51,275	92,450

Net Assets Applicable to Common Shareholders	$905,625	$532,601	$824,049	$255,019	$538,403

Composition of Net Assets Applicable to Common Shareholders:
Common Shares:
Par value ($0.00001 per share)	$1	$0	$1	$0	$1
Paid in capital in excess of par	1,029,485	569,619	1,693,567	419,477	950,671
(Overdistributed) net investment income	(28,528)	(12,037)	(80,891)	(6,504)	(8,523)
Accumulated undistributed net realized (loss)	(110,500)	(27,585)	(850,056)	(151,806)	(402,094)
Net unrealized appreciation (depreciation)	15,167	2,604	61,428	(6,148)	(1,652)
	$905,625	$532,601	$824,049	$255,019	$538,403

Common Shares Issued and Outstanding	71,005	38,665	126,194	25,300	59,103

Net Asset Value Per Common Share	$12.75	$13.78	$6.53	$10.08	$9.11

Cost of investments in securities	$1,243,266	$664,214	$1,069,807	$341,768	$715,700
Cost of foreign currency held	$822	$304	$215	$225	$517
Cost or premiums of financial derivative instruments, net	$(52,173)	$755	$8,429	$279	$481

* Includes repurchase agreements of:	$35,311	$5,536	$11,451	$5,253	$16,400

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Statements of Operations

Six Months Ended January 31, 2016 (Unaudited)
(Amounts in thousands†)	PIMCO Corporate & Income Opportunity Fund	PIMCO Corporate & Income Strategy Fund	PIMCO High Income Fund	PIMCO Income Strategy Fund	PIMCO Income Strategy Fund II

Investment Income:
Interest, net of foreign taxes*	$40,527	$21,414	$43,333	$10,535	$29,293
Dividends	1,779	1,113	900	567	1,224
Total Income	42,306	22,527	44,233	11,102	30,517

Expenses:
Management fees	3,863	2,723	4,123	1,456	2,941
Auction agent fees and commissions	243	131	227	59	120
Trustee fees and related expenses	51	63	77	13	43
Interest expense	230	69	244	49	159
Auction rate preferred shares related expenses	21	31	11	19	8
Total Expenses	4,408	3,017	4,682	1,596	3,271

Net Investment Income	37,898	19,510	39,551	9,506	27,246

Net Realized Gain (Loss):
Investments in securities	(998)	2,150	(2,172)	(302)	607
Exchange-traded or centrally cleared financial derivative instruments	(29,234)	(12,966)	(44,622)	(6,006)	(15,157)
Over the counter financial derivative instruments	9,953	743	16,619	389	(264)
Foreign currency	116	(122)	7	(18)	(5,841)

Net Realized (Loss)	(20,163)	(10,195)	(30,168)	(5,937)	(20,655)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(67,750)	(50,509)	(96,923)	(28,910)	(52,333)
Exchange-traded or centrally cleared financial derivative instruments	19,404	11,798	37,763	4,857	11,644
Over the counter financial derivative instruments	(15,748)	(923)	(8,736)	(321)	(1,266)
Foreign currency assets and liabilities	(104)	(69)	(153)	(49)	(27)

Net Change in Unrealized (Depreciation)	(64,198)	(39,703)	(68,049)	(24,423)	(41,982)

Net (Decrease) in Net Assets Resulting from Operations	$(46,463)	$(30,388)	$(58,666)	$(20,854)	$(35,391)

Distributions on Preferred Shares from Net Investment Income	$(366)	$(119)	$(224)	$(374)	$(674)

Net (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$(46,829)	$(30,507)	$(58,890)	$(21,228)	$(36,065)

* Foreign tax withholdings	$0	$2	$6	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	JANUARY 31, 2016	17

Statements of Changes in Net Assets

	PIMCO Corporate & Income Opportunity Fund				PIMCO Corporate & Income Strategy Fund

(Amounts in thousands†)	Six Months Ended January 31, 2016 (Unaudited)	Period from December 1, 2014 to July 31, 2015 (a)		Year Ended November 30, 2014	Six Months Ended January 31, 2016 (Unaudited)	Period from November 1, 2014 to July 31, 2015 (b)		Year Ended October 31, 2014

(Decrease) in Net Assets from:

Operations:
Net investment income	$37,898	$47,744		$79,920	$19,510	$28,166		$37,968
Net realized gain (loss)	(20,163)	(4,996)		28,093	(10,195)	3,953		17,611
Net change in unrealized appreciation (depreciation)	(64,198)	(18,369)		42,688	(39,703)	(12,132)		15,590
Net increase (decrease) in net assets resulting from operations	(46,463)	24,379		150,701	(30,388)	19,987		71,169
Distributions on preferred shares from net investment income(d)	(366)	(313)		(125)	(119)	(160)		(41)
Distributions on preferred shares from net realized gains(d)	0	0		(296)	0	0		(122)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(46,829)	24,066		150,280	(30,507)	19,827		71,006

Distributions to Common Shareholders:
From net investment income(d)	(57,421)	(119,032	)(e)	(109,083)	(26,872)	(52,644	)(e)	(51,774)
From net realized capital gains(d)	0	0		(127,359)	0	0		(36,294)
Tax basis return of capital(d)	0	0		0	0	0		0

Total Distributions to Common Shareholders	(57,421)	(119,032)		(236,442)	(26,872)	(52,644)		(88,068)

Preferred Share Transactions:
Net Increase resulting from tender and repurchase of Auction-Rate Preferred Shares***	0	11,317		0	19,858	0		0

Common Share Transactions**:
Issued as reinvestment of distributions	3,391	8,133		18,383	0	2,959		4,817

Total (Decrease) in Net Assets	(100,859)	(75,516)		(67,779)	(37,521)	(29,858)		(12,245)

Net Assets Applicable to Common Shareholders:
Beginning of year or period	1,006,484	1,082,000		1,149,779	570,122	599,980		612,225
End of year or period*	$905,625	$1,006,484		$1,082,000	$532,601	$570,122		$599,980

* Including undistributed (overdistributed) net investment income of:	$(28,528)	$(8,639)		$36,794	$(12,037)	$(4,556)		$11,115

** Common Share Transactions:
Shares issued as reinvestment of distributions	249	530		1,058	0	197		303

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fiscal Year end changed from November 30th to July 31st.
(b)	Fiscal Year end changed from October 31st to July 31st.
(c)	Fiscal year end changed from March 31st to July 31st.
(d)	Determined in accordance with federal income tax regulations, see Note 2(c) in the Notes to Financial Statements for more information.
(e)

Total distributions for the period ended July 31, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended July 31, 2015.

***	See Note 12 in the Notes to Financial Statements.

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO High Income Fund				PIMCO Income Strategy Fund		PIMCO Income Strategy Fund II

Six Months Ended January 31, 2016 (Unaudited)	Period from April 1, 2015 to July 31, 2015 (c)		Year Ended March 31, 2015	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

$39,551	$26,276		$117,468	$9,506	$19,896	$27,246	$41,101
(30,168)	(29,322)		(29,862)	(5,937)	(3,515)	(20,655)	(3,754)
(68,049)	35,957		10,866	(24,423)	(5,066)	(41,982)	(12,764)
(58,666)	32,911		98,472	(20,854)	11,315	(35,391)	24,583
(224)	(130)		(356)	(374)	(815)	(674)	(1,538)
0	0		0	0	0	0	0

(58,890)	32,781		98,116	(21,228)	10,500	(36,065)	23,045

(80,478)	(41,672	)(e)	(182,280)	(13,662)	(30,835)	(32,506)	(65,838)
0	0		0	0	0	0	0
0	(19,452	)(e)	0	0	0	0	0

(80,478)	(61,124)		(182,280)	(13,662)	(30,835)	(32,506)	(65,838)

32,304	0		0	0	2,770	0	6,855

5,515	4,061		12,924	0	999	0	793

(101,549)	(24,282)		(71,240)	(34,890)	(16,566)	(68,571)	(35,145)

925,598	949,880		1,021,120	289,909	306,475	606,974	642,119
$824,049	$925,598		$949,880	$255,019	$289,909	$538,403	$606,974

$(80,891)	$(39,740)		$(32,887)	$(6,504)	$(1,974)	$(8,523)	$(2,589)

666	374		1,088	0	86	0	79

SEMIANNUAL REPORT	JANUARY 31, 2016	19

Schedule of Investments PIMCO Corporate & Income Opportunity Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 134.5%

BANK LOAN OBLIGATIONS 2.3%
Fortescue Metals Group Ltd.
4.250% due 06/30/2019		$3,768	$2,633
Hellenic Republic
3.930% due 03/30/2016	EUR	2,000	1,949
iHeartCommunications, Inc.
7.178% due 01/30/2019		$8,198	5,464
Sequa Corp.
5.250% due 06/19/2017		8,793	5,913
Westmoreland Coal Co.
7.500% due 12/16/2020		7,401	4,441

Total Bank Loan Obligations (Cost $28,090)			20,400

CORPORATE BONDS & NOTES 44.9%

BANKING & FINANCE 23.6%
AGFC Capital Trust
6.000% due 01/15/2067		1,800	1,233
Banco do Brasil S.A.
6.250% due 04/15/2024 (f)		4,200	2,048
9.000% due 06/18/2024 (f)		9,298	5,625
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	500	192
4.000% due 01/21/2019 ^		5,000	1,923
4.750% due 01/15/2018 ^		1,000	385
Banco Santander S.A.
6.250% due 09/11/2021 (f)		400	396
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	12,550	22,738
BGC Partners, Inc.
5.375% due 12/09/2019		$10,780	11,134
Blackstone CQP Holdco LP
9.296% due 03/19/2019		4,400	4,413
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		11,000	10,808
Cantor Fitzgerald LP
6.500% due 06/17/2022		14,000	14,669
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	400	612
7.500% due 07/08/2026		6,200	9,627
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023		$5,300	4,704
Credit Agricole S.A.
7.500% due 06/23/2026 (f)	GBP	300	406
7.875% due 01/23/2024 (f)		$12,300	12,006
Credit Suisse Group AG
7.500% due 12/11/2023 (f)		2,936	3,021
Fort Gordon Housing LLC
6.124% due 05/15/2051		12,825	13,915
GSPA Monetization Trust
6.422% due 10/09/2029		9,240	10,500
LBG Capital PLC
9.125% due 07/15/2020	GBP	3,400	4,917
12.750% due 08/10/2020		400	574
15.000% due 12/21/2019		2,000	3,849
15.000% due 12/21/2019	EUR	7,800	11,784
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		$6,000	8,454
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	2,100	3,011
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	2,550	2,704
Nationwide Building Society
10.250% (f)	GBP	19	3,510

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Navient Corp.
5.500% due 01/15/2019		$5,850	$5,499
5.625% due 08/01/2033		230	152
Novo Banco S.A.
5.000% due 04/04/2019	EUR	371	319
5.000% due 04/23/2019		152	131
5.000% due 05/14/2019		315	271
5.000% due 05/21/2019		73	62
5.000% due 05/23/2019		213	182
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		$300	305
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		500	510
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	8,599	10,104
6.052% due 10/13/2039		2,717	3,568
TIG FinCo PLC
8.500% due 03/02/2020		1,154	1,685
8.750% due 04/02/2020 (i)		6,539	8,082
Vnesheconombank Via VEB Finance PLC
6.800% due 11/22/2025		$1,400	1,335
Western Group Housing LP
6.750% due 03/15/2057		10,600	12,408

			213,771

INDUSTRIALS 14.1%
BMC Software Finance, Inc.
8.125% due 07/15/2021		2,447	1,508
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(i)		8,810	5,055
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^		27,145	20,237
Centene Escrow Corp.
5.625% due 02/15/2021 (b)		230	235
6.125% due 02/15/2024 (b)		230	235
Chesapeake Energy Corp.
3.872% due 04/15/2019		830	222
Forbes Energy Services Ltd.
9.000% due 06/15/2019		2,858	1,129
Ford Motor Co.
7.700% due 05/15/2097 (i)		31,901	36,440
Hampton Roads PPV LLC
6.171% due 06/15/2053		1,800	1,919
Harvest Operations Corp.
6.875% due 10/01/2017		7,420	5,231
iHeartCommunications, Inc.
9.000% due 09/15/2022		2,000	1,310
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		10,543	4,639
8.125% due 06/01/2023		439	183
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		12,290	9,586
Numericable-SFR S.A.S.
6.250% due 05/15/2024		14,000	13,720
Scientific Games International, Inc.
10.000% due 12/01/2022		5,600	3,920
Sequa Corp.
7.000% due 12/15/2017		13,090	3,436
Tembec Industries, Inc.
9.000% due 12/15/2019		1,500	956
UAL Pass-Through Trust
7.336% due 01/02/2021		1,979	2,081
UCP, Inc.
8.500% due 10/21/2017		10,900	10,937

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	3,243	$4,587

			127,566

UTILITIES 7.2%
Frontier Communications Corp.
8.875% due 09/15/2020		$720	725
10.500% due 09/15/2022		1,190	1,168
11.000% due 09/15/2025		1,190	1,151
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		21,200	23,553
Illinois Power Generating Co.
6.300% due 04/01/2020		4,570	2,034
7.000% due 04/15/2018 (i)		8,855	4,782
7.950% due 06/01/2032		1,175	511
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030 (i)		15,730	17,572
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		550	203
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		5,146	1,183
6.750% due 10/01/2023		4,820	1,084
Petrobras Global Finance BV
2.750% due 01/15/2018	EUR	790	712
3.406% due 03/17/2020		$420	293
4.250% due 10/02/2023	EUR	1,200	850
4.875% due 03/17/2020		$760	575
5.750% due 01/20/2020		360	284
6.250% due 12/14/2026	GBP	6,100	5,501
6.625% due 01/16/2034		800	703
6.750% due 01/27/2041		$4,100	2,597
7.875% due 03/15/2019		100	87

			65,568

Total Corporate Bonds & Notes (Cost $446,098)			406,905

MUNICIPAL BONDS & NOTES 9.7%

CALIFORNIA 6.1%
Los Angeles Community Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2006
6.020% due 09/01/2021		6,480	6,595
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030		3,425	3,807
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040		21,545	24,421
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		18,500	20,973

			55,796

ILLINOIS 2.8%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040		23,700	25,198

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		1,400	1,131

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	$6,865	$6,024

Total Municipal Bonds & Notes (Cost $80,899)		88,149

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae
3.000% due 01/25/2042 (a)	1,751	153
3.500% due 02/25/2033 (a)	3,943	515
5.674% due 07/25/2040 (a)	2,194	363
8.945% due 01/25/2042	2,151	2,187
Freddie Mac
2.563% due 11/25/2055	14,849	8,361
6.675% due 02/15/2034 (a)	3,540	687
7.977% due 12/25/2027	5,900	5,339
8.336% due 07/15/2039	5,715	6,068
9.556% due 03/15/2044	2,308	2,895
9.777% due 04/25/2028	3,600	3,443
10.860% due 02/15/2036	7,552	8,341
10.865% due 04/15/2044	1,632	1,815
10.927% due 05/25/2028	965	941
11.177% due 03/25/2025	2,396	2,477
Ginnie Mae
3.000% due 12/20/2042 (a)	256	17
3.500% due 09/16/2041 - 06/20/2042 (a)	2,718	290
6.324% due 01/20/2042 (a)	3,566	574

Total U.S. Government Agencies (Cost $44,768)		44,466

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Floating Rate Notes
0.473% due 10/31/2017 (k)(m)	12,086	12,085

Total U.S. Treasury Obligations (Cost $12,083)		12,085

NON-AGENCY MORTGAGE-BACKED SECURITIES 36.6%
American Home Mortgage Assets Trust
6.250% due 06/25/2037	5,292	3,838
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	316	269
6.000% due 04/25/2036 ^	4,999	4,287
Banc of America Funding Trust
5.500% due 01/25/2036	654	687
6.000% due 03/25/2037 ^	6,812	5,876
6.000% due 07/25/2037 ^	896	712
BCAP LLC Trust
4.323% due 07/26/2037	1,192	66
5.283% due 03/26/2037	2,787	808
7.099% due 12/26/2036	8,635	7,679
9.742% due 10/26/2036	6,063	5,748
Bear Stearns ALT-A Trust
2.692% due 11/25/2036 ^	1,090	762
2.749% due 08/25/2046	7,321	5,544
2.859% due 11/25/2034	615	535
2.942% due 09/25/2035 ^	2,144	1,759
3.007% due 08/25/2036 ^	4,737	3,547
3.054% due 09/25/2035 ^	3,197	2,403
Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036	3,460	3,287
Chase Mortgage Finance Trust
2.679% due 12/25/2035 ^	35	33
6.000% due 02/25/2037 ^	2,957	2,479
6.000% due 03/25/2037 ^	622	539

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 07/25/2037 ^		$2,315	$1,933
Citigroup Mortgage Loan Trust, Inc.
5.276% due 04/25/2037 ^		6,327	5,514
5.339% due 03/25/2037 ^		1,807	1,634
6.000% due 11/25/2036		14,579	11,861
6.000% due 02/25/2037		9,413	7,605
CitiMortgage Alternative Loan Trust
5.750% due 04/25/2037 ^		2,882	2,485
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^		3,293	2,829
Countrywide Alternative Loan Trust
0.636% due 03/20/2046		8,447	6,408
0.697% due 08/25/2035		124	82
4.374% due 06/25/2047		5,801	5,150
4.824% due 04/25/2037 ^(a)		34,524	5,133
5.250% due 05/25/2021 ^		32	31
5.500% due 03/25/2035		942	786
5.500% due 09/25/2035 ^		7,432	6,918
5.500% due 03/25/2036 ^		291	247
5.750% due 01/25/2035		1,109	1,122
5.750% due 02/25/2035		1,257	1,240
6.000% due 02/25/2035		1,084	1,126
6.000% due 04/25/2036		2,765	2,376
6.000% due 05/25/2036 ^		2,956	2,531
6.000% due 01/25/2037 ^		3,225	3,052
6.000% due 02/25/2037		3,642	3,159
6.000% due 02/25/2037 ^		967	755
6.000% due 04/25/2037 ^		10,367	8,100
6.000% due 08/25/2037 ^		26,751	22,238
6.250% due 10/25/2036 ^		4,062	3,751
6.250% due 12/25/2036 ^		5,040	4,083
6.500% due 08/25/2036 ^		1,296	980
6.500% due 09/25/2036 ^		702	614
20.070% due 02/25/2036		3,138	4,082
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^		1,227	1,088
5.750% due 12/25/2035 ^		620	582
5.750% due 03/25/2037 ^		4,356	4,002
6.000% due 04/25/2036 ^		969	923
6.000% due 03/25/2037 ^		3,751	3,417
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036 ^		2,443	2,040
6.000% due 02/25/2037 ^		2,822	2,476
6.750% due 08/25/2036 ^		4,194	3,345
Epic Drummond Ltd.
0.044% due 01/25/2022	EUR	5,060	4,942
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		$3,691	3,016
GSR Mortgage Loan Trust
2.779% due 11/25/2035 ^		2,949	2,673
2.788% due 03/25/2037 ^		4,820	4,027
5.500% due 05/25/2036 ^		430	413
6.000% due 07/25/2037 ^		570	520
IndyMac Mortgage Loan Trust
2.717% due 08/25/2035 ^		4,930	4,055
6.500% due 07/25/2037 ^		7,698	4,911
JPMorgan Alternative Loan Trust
2.529% due 03/25/2037		16,800	13,679
JPMorgan Mortgage Trust
2.653% due 01/25/2037 ^		2,349	2,102
2.684% due 10/25/2035		89	87
2.744% due 02/25/2036 ^		3,974	3,477
4.652% due 06/25/2036 ^		1,700	1,473
5.000% due 03/25/2037 ^		3,645	3,087
6.000% due 08/25/2037 ^		713	629
Lehman Mortgage Trust
6.000% due 07/25/2036 ^		2,441	1,806
6.000% due 07/25/2037 ^		548	500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
27.079% due 11/25/2035 ^	$427	$684
Lehman XS Trust
0.647% due 06/25/2047	5,872	4,201
MASTR Alternative Loan Trust
6.750% due 07/25/2036	5,169	3,799
Merrill Lynch Mortgage Investors Trust
2.720% due 03/25/2036 ^	5,051	3,399
RBSSP Resecuritization Trust
0.642% due 10/27/2036	3,606	318
0.662% due 08/27/2037	8,000	1,361
Residential Accredit Loans, Inc. Trust
0.617% due 08/25/2036	790	619
0.657% due 05/25/2037 ^	667	166
6.000% due 08/25/2036 ^	1,156	953
6.000% due 03/25/2037 ^	4,501	3,894
6.000% due 05/25/2037 ^	3,733	3,164
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^	617	493
6.000% due 02/25/2037 ^	2,876	2,186
6.000% due 03/25/2037 ^	4,154	2,917
6.000% due 05/25/2037 ^	4,769	4,112
6.250% due 09/25/2037 ^	6,180	4,420
Residential Funding Mortgage Securities, Inc. Trust
3.369% due 02/25/2037	5,019	4,040
Structured Adjustable Rate Mortgage Loan Trust
2.676% due 11/25/2036 ^	7,992	6,263
2.724% due 01/25/2036 ^	10,646	8,146
2.744% due 07/25/2035 ^	4,162	3,572
4.148% due 07/25/2036 ^	2,007	1,678
4.688% due 03/25/2037 ^	1,640	1,158
Structured Asset Mortgage Investments Trust
0.547% due 08/25/2036	282	214
Suntrust Adjustable Rate Mortgage Loan Trust
2.771% due 04/25/2037 ^	1,412	1,201
2.818% due 02/25/2037 ^	1,160	1,018
6.004% due 02/25/2037 ^	11,923	9,967
WaMu Mortgage Pass-Through Certificates Trust
2.188% due 12/25/2036 ^	740	661
2.200% due 06/25/2037 ^	3,473	3,022
2.225% due 07/25/2037 ^	1,333	1,141
2.409% due 09/25/2036 ^	886	804
4.275% due 02/25/2037 ^	1,843	1,705
4.412% due 07/25/2037 ^	3,310	3,058
6.009% due 10/25/2036 ^	2,613	2,177
Washington Mutual Mortgage Pass-Through Certificates Trust
1.125% due 05/25/2047 ^	820	64
6.000% due 10/25/2035 ^	2,599	1,994
6.000% due 03/25/2036 ^	3,661	3,440
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 07/25/2037 ^	1,215	1,199

Total Non-Agency Mortgage-Backed Securities (Cost $317,219)		331,161

ASSET-BACKED SECURITIES 20.8%
AMAC CDO Funding
1.727% due 11/23/2050	5,030	4,592
6.516% due 11/23/2050	1,537	1,537
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.777% due 03/25/2033	109	103
Bear Stearns Asset-Backed Securities Trust
0.827% due 04/25/2037	25,086	16,383
CIFC Funding Ltd.
0.000% due 05/24/2026 (e)	4,100	2,738
0.000% due 07/22/2026 (e)	3,000	1,628

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	21

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
0.822% due 11/25/2046	$11,279	$9,434
Countrywide Asset-Backed Certificates
0.627% due 06/25/2047	24,950	18,082
0.737% due 09/25/2037 ^	17,870	8,880
5.040% due 10/25/2046 ^	17,979	17,130
Credit-Based Asset Servicing and Securitization LLC
4.136% due 12/25/2035 ^	182	180
First Franklin Mortgage Loan Trust
0.587% due 10/25/2036	6,381	4,178
Greenpoint Manufactured Housing
8.140% due 03/20/2030	3,226	3,416
8.300% due 10/15/2026	8,300	8,734
8.450% due 06/20/2031	4,877	4,943
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.587% due 07/25/2037	3,979	2,445
JPMorgan Mortgage Acquisition Trust
5.029% due 11/25/2036	10,400	10,519
5.830% due 07/25/2036 ^	163	95
Lehman XS Trust
6.290% due 06/24/2046	5,309	4,416
Mid-State Trust
6.340% due 10/15/2036	2,559	2,736
Morgan Stanley ABS Capital, Inc. Trust
0.577% due 10/25/2036	8,544	5,085
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^	1,723	1,243
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037	11,951	6,210
7.238% due 09/25/2037 ^	10,173	5,949
Residential Asset Securities Corp. Trust
1.002% due 08/25/2034	12,488	9,558

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Taberna Preferred Funding Ltd.
0.694% due 12/05/2036		$916	$715
0.714% due 08/05/2036		960	701
0.714% due 08/05/2036 ^		18,595	13,574
0.734% due 02/05/2036		12,208	9,400
Tropic CDO Ltd.
1.522% due 04/15/2034		25,000	13,375

Total Asset-Backed Securities (Cost $188,055)			187,979

SOVEREIGN ISSUES 0.6%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	695,000	4,994
4.750% due 04/17/2019	EUR	600	542

Total Sovereign Issues (Cost $5,651)			5,536

		SHARES
COMMON STOCKS 0.1%

FINANCIALS 0.1%
TIG FinCo PLC (g)		794,831	793

Total Common Stocks (Cost $1,179)			793

PREFERRED SECURITIES 2.4%

BANKING & FINANCE 2.4%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)		12,300	15,398
GMAC Capital Trust
8.125% due 02/15/2040		251,318	6,396

Total Preferred Securities (Cost $20,514)			21,794

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 10.9%

REPURCHASE AGREEMENTS (h) 3.9%
		$35,311

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.2%
Federal Home Loan Bank
0.385% due 02/01/2016	$1,500	1,500

U.S. TREASURY BILLS 6.8%
0.210% due 02/04/2016 - 02/18/2016 (d)(m)	61,904	61,899

Total Short-Term Instruments (Cost $98,710)		98,710

Total Investments in Securities (Cost $1,243,266)		1,217,978

Total Investments 134.5% (Cost $1,243,266)		$1,217,978

Financial Derivative Instruments (j)(l) (7.2%) (Cost or Premiums, net $(52,173))		(65,508)

Preferred Shares (26.3%)		(237,950)

Other Assets and Liabilities, net (1.0%)		(8,895)

Net Assets Applicable to Common Shareholders 100.0%		$905,625

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon bond.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
TIG FinCo PLC	04/02/2015	$1,179	$793	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.540%	01/29/2016	02/01/2016	$600	U.S. Treasury Notes 1.625% due 06/30/2019	$(613)	$600	$600
BPG	0.550	01/29/2016	02/01/2016	24,900	U.S. Treasury Floating Rate Note 0.375% due 07/31/2016	(25,408)	24,900	24,901
DEU	0.550	01/29/2016	02/01/2016	3,200	U.S. Treasury Bonds 3.750% due 11/15/2043	(3,272)	3,200	3,200
SOG	0.320	01/29/2016	02/01/2016	4,100	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	(4,192)	4,100	4,100
SSB	0.010	01/29/2016	02/01/2016	2,511	U.S. Treasury Notes 2.250% due 07/31/2021	(2,563)	2,511	2,511

Total Repurchase Agreements						$(36,048)	$35,311	$35,312

(1)	Includes accrued interest.

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(1.250%)	01/21/2016	02/01/2016		$ (2,641)	$(2,640)
	(1.000)	01/12/2016	02/01/2016		(1,177)	(1,176)
	(0.500)	01/29/2016	TBD	(2)	(4,029)	(4,029)
RDR	(3.500)	08/04/2015	TBD	(2)	(1,017)	(999)
	(1.000)	01/22/2016	TBD	(2)	(462)	(462)
UBS	0.900	01/11/2016	04/11/2016		(8,157)	(8,161)
	1.050	01/18/2016	02/18/2016		GBP (1,791)	(2,553)

Total Reverse Repurchase Agreements						$(20,020)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended January 31, 2016 was $(63,578) at a weighted average interest rate of 0.590%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of January 31, 2016:

(i)	Securities with an aggregate market value of $21,569 and cash of $356 have been pledged as collateral under the terms of the following master agreements as of January 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$600	$(7,845)	$0	$(7,245)	$8,510	$1,265
BPG	24,901	0	0	24,901	(25,408)	(507)
DEU	3,200	0	0	3,200	(3,272)	(72)
RDR	0	(1,461)	0	(1,461)	1,443	(18)
SOG	4,100	0	0	4,100	(4,192)	(92)
SSB	2,511	0	0	2,511	(2,563)	(52)
UBS	0	(10,714)	0	(10,714)	11,359	645

Total Borrowings and Other Financing Transactions	$35,312	$(20,020)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$(3,816)	$(2,553)	$(8,161)	$(5,490)	$(20,020)

Total Borrowings	$(3,816)	$(2,553)	$(8,161)	$(5,490)	$(20,020)

Gross amount of recognized liabilities for reverse repurchase agreements					$(20,020)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$15,543	$469	$(728)	$61	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	27,400	87	(181)	107	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	11,800	21	(170)	4	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	17,600	25	(287)	10	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	37,300	13	(224)	23	0

				$615	$(1,590)	$205	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	23

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	06/17/2025	$ 145,380	$12,848	$3,654	$876	$0
Pay	3-Month USD-LIBOR	3.500	06/19/2044	305,100	80,638	90,591	3,497	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	467,900	(15,510)	(39,132)	0	(4,703)
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025	AUD 13,400	637	305	19	0

					$78,613	$55,418	$4,392	$(4,703)

Total Swap Agreements					$79,228	$53,828	$4,597	$(4,703)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2016:

(k)	Securities with an aggregate market value of $1,156 and cash of $13,742 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$4,597	$4,597	$0	$0	$ (4,703)	$ (4,703)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month							Unrealized Appreciation/ (Depreciation)
		Currency to be Delivered			Currency to be Received			Asset	Liability
BOA	06/2016		EUR	1,430	$		1,958	$403	$0
	06/2016	$		84		EUR	62	0	(16)

BPS	02/2016			1,110			1,032	8	0

BRC	06/2016		EUR	268	$		368	77	0

CBK	02/2016		GBP	60,437			89,694	3,577	0
	02/2016	$		1,671		EUR	1,537	0	(6)
	03/2016		EUR	2,377	$		2,595	18	0

DUB	02/2016		BRL	23,865			5,903	0	(63)
	02/2016	$		6,031		BRL	23,865	0	(64)
	03/2016		BRL	2,186	$		538	0	(4)
	06/2016		EUR	149			204	42	0

GLM	03/2016		MXN	9,514			555	32	0

HUS	02/2016		JPY	35,170			286	0	(5)
	02/2016	$		84,746		GBP	59,659	263	0
	03/2016		GBP	59,659	$		84,747	0	(264)
	03/2016	$		711		MXN	13,166	13	0

JPM	02/2016		AUD	442	$		310	0	(2)
	02/2016		BRL	46,900			11,242	0	(484)
	02/2016		EUR	1,909			2,068	1	(2)
	02/2016		JPY	40,976			333	0	(6)
	02/2016	$		11,601		BRL	46,900	125	0
	02/2016			7,206		EUR	6,612	8	(52)
	03/2016			11,151		BRL	46,900	474	0

MSB	02/2016		BRL	23,035	$		5,698	0	(61)
	02/2016		JPY	595,545			4,921	2	0
	02/2016	$		5,665		BRL	23,035	94	0
	06/2016		EUR	376	$		517	108	0

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

Counterparty	Settlement Month							Unrealized Appreciation/ (Depreciation)
		Currency to be Delivered			Currency to be Received			Asset	Liability
NAB	06/2016		EUR	818	$		1,123	$233	$0

SCX	02/2016		JPY	14,329			117	0	(1)
	02/2016	$		5,030		JPY	595,544	0	(111)
	03/2016		JPY	595,544	$		5,033	111	0

UAG	02/2016		EUR	25,438			27,806	249	0
	02/2016	$		19,411		EUR	17,915	0	(4)
	02/2016			1,100		GBP	778	8	0
	03/2016		EUR	17,915	$		19,425	4	0

Total Forward Foreign Currency Contracts								$5,850	$(1,145)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2016 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Navient Corp.	5.000%	12/20/2020	7.104%	$ 5,000	$(51)	$(324)	$0	$(375)
	Novo Banco S.A.	5.000	09/20/2020	13.533	EUR 3,000	(115)	(609)	0	(724)
	Petrobras International Finance Co.	1.000	12/20/2024	10.555	$ 1,800	(352)	(475)	0	(827)

BRC	Navient Corp.	5.000	12/20/2020	7.104	3,000	12	(237)	0	(225)

GST	Navient Corp.	5.000	12/20/2020	7.104	2,000	8	(158)	0	(150)
	Petrobras Global Finance BV	1.000	09/20/2020	11.018	20	(3)	(4)	0	(7)
	Petrobras International Finance Co.	1.000	12/20/2024	10.555	2,400	(476)	(627)	0	(1,103)

HUS	Petrobras Global Finance BV	1.000	09/20/2020	11.018	60	(8)	(12)	0	(20)
	Petrobras International Finance Co.	1.000	12/20/2019	11.002	500	(41)	(107)	0	(148)
	Petrobras International Finance Co.	1.000	12/20/2024	10.555	3,000	(623)	(756)	0	(1,379)

JPM	Navient Corp.	5.000	12/20/2020	7.104	5,000	31	(406)	0	(375)
	Novo Banco S.A.	5.000	09/20/2020	13.533	EUR 5,000	(206)	(1,000)	0	(1,206)
	Russia Government International Bond	1.000	06/20/2019	2.787	$ 28,600	(1,957)	353	0	(1,604)
	Russia Government International Bond	1.000	12/20/2020	3.215	1,300	(149)	23	0	(126)

MYC	Chesapeake Energy Corp.	5.000	09/20/2020	44.507	500	(51)	(288)	0	(339)
	Novo Banco S.A.	5.000	09/20/2020	13.533	EUR 3,000	(28)	(696)	0	(724)
	Petrobras International Finance Co.	1.000	12/20/2019	11.002	$ 14,500	(1,342)	(2,946)	0	(4,288)

						$(5,351)	$(8,269)	$0	$(13,620)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$68,758	$(13,044)	$(528)	$0	$(13,572)

BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	85,647	(16,962)	56	0	(16,906)

GST	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	6,016	(1,199)	11	0	(1,188)

MEI	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	74,301	(14,057)	(610)	0	(14,667)

MYC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	21,487	(4,060)	(181)	0	(4,241)

					$(49,322)	$(1,252)	$0	$(50,574)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	25

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.500%	01/04/2021		BRL	149,200	$125	$(4,840)	$0	$(4,715)

CBK	Pay	1-Year BRL-CDI	11.500	01/04/2021			80,300	(77)	(2,461)	0	(2,538)
	Pay	3-Month USD-LIBOR	2.900	02/18/2026	$		89,000	618	601	1,219	0

MYC	Pay	3-Month USD-LIBOR	2.350	02/18/2021			340,000	1,990	1,722	3,712	0

UAG	Pay	1-Year BRL-CDI	11.250	01/04/2021		BRL	105,000	(156)	(3,435)	0	(3,591)

								$2,500	$(8,413)	$4,931	$(10,844)

Total Swap Agreements								$(52,173)	$(17,934)	$4,931	$(75,038)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of January 31, 2016:

(m)	Securities with an aggregate market value of $68,835 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$403	$0	$0	$403	$(16)	$0	$(18,287)	$(18,303)	$(17,900)	$18,137	$237
BPS	8	0	0	8	0	0	(1,926)	(1,926)	(1,918)	2,056	138
BRC	77	0	0	77	0	0	(17,131)	(17,131)	(17,054)	17,067	13
CBK	3,595	0	1,219	4,814	(6)	0	(2,538)	(2,544)	2,270	(860)	1,410
DUB	42	0	0	42	(131)	0	0	(131)	(89)	(210)	(299)
GLM	32	0	0	32	0	0	0	0	32	0	32
GST	0	0	0	0	0	0	(2,448)	(2,448)	(2,448)	2,498	50
HUS	276	0	0	276	(269)	0	(1,547)	(1,816)	(1,540)	1,495	(45)
JPM	608	0	0	608	(546)	0	(3,311)	(3,857)	(3,249)	3,493	244
MEI	0	0	0	0	0	0	(14,667)	(14,667)	(14,667)	14,528	(139)
MSB	204	0	0	204	(61)	0	0	(61)	143	0	143
MYC	0	0	3,712	3,712	0	0	(9,592)	(9,592)	(5,880)	5,788	(92)
NAB	233	0	0	233	0	0	0	0	233	(260)	(27)
SCX	111	0	0	111	(112)	0	0	(112)	(1)	0	(1)
UAG	261	0	0	261	(4)	0	(3,591)	(3,595)	(3,334)	3,605	271

Total Over the Counter	$5,850	$0	$4,931	$10,781	$(1,145)	$0	$(75,038)	$(76,183)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$205	$0	$0	$4,392	$4,597

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,850	$0	$5,850
Swap Agreements	0	0	0	0	4,931	4,931

	$0	$0	$0	$5,850	$4,931	$10,781

	$0	$205	$0	$5,850	$9,323	$15,378

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$4,703	$4,703

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,145	$0	$1,145
Swap Agreements	0	64,194	0	0	10,844	75,038

	$0	$64,194	$0	$1,145	$10,844	$76,183

	$0	$64,194	$0	$1,145	$15,547	$80,886

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(128)	$0	$0	$(29,106)	$(29,234)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,429	$0	$6,429
Swap Agreements	0	(361)	0	0	3,885	3,524

	$0	$(361)	$0	$6,429	$3,885	$9,953

	$0	$(489)	$0	$6,429	$(25,221)	$(19,281)

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(969)	$0	$0	$20,373	$19,404

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,482	$0	$2,482
Swap Agreements	0	(8,973)	0	0	(9,257)	(18,230)

	$0	$(8,973)	$0	$2,482	$(9,257)	$(15,748)

	$0	$(9,942)	$0	$2,482	$11,116	$3,656

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$14,010	$6,390	$20,400
Corporate Bonds & Notes
Banking & Finance	0	198,858	14,913	213,771
Industrials	0	116,629	10,937	127,566
Utilities	0	65,568	0	65,568
Municipal Bonds & Notes
California	0	55,796	0	55,796
Illinois	0	25,198	0	25,198
Virginia	0	1,131	0	1,131
West Virginia	0	6,024	0	6,024
U.S. Government Agencies	0	36,105	8,361	44,466
U.S. Treasury Obligations	0	12,085	0	12,085
Non-Agency Mortgage-Backed Securities	0	331,161	0	331,161
Asset-Backed Securities	0	187,979	0	187,979
Sovereign Issues	0	5,536	0	5,536
Common Stocks
Financials	0	0	793	793
Preferred Securities
Banking & Finance	6,396	15,398	0	21,794

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2016
Short-Term Instruments
Repurchase Agreements	$0	$35,311	$0	$35,311
Short-Term Notes	0	1,500	0	1,500
U.S. Treasury Bills	0	61,899	0	61,899

Total Investments	$6,396	$1,170,188	$41,394	$1,217,978

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,597	0	4,597
Over the counter	0	10,781	0	10,781
	$0	$15,378	$0	$15,378

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,703)	0	(4,703)
Over the counter	0	(76,183)	0	(76,183)
	$0	$(80,886)	$0	$(80,886)

Totals	$6,396	$1,104,680	$41,394	$1,152,470

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	27

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

January 31, 2016 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2016:

Category and Subcategory	Beginning Balance at 07/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$8,897	$130	$(37)	$51	$3	$(2,654)	$0	$0	$6,390	$(2,600)
Corporate Bonds & Notes
Banking & Finance	10,454	4,378	(121)	3	1	198	0	0	14,913	214
Industrials	10,941	0	0	6	0	(10)	0	0	10,937	(10)
U.S. Government Agencies	0	8,796	(52)	12	21	(416)	0	0	8,361	(416)
Non Agency Mortgage-Backed Securities	8,290	0	(8,338)	0	47	1	0	0	0	0
Common Stocks
Financials	832	0	0	0	0	(39)	0	0	793	(39)

Totals	$39,414	$13,304	$(8,548)	$72	$72	$(2,920)	$0	$0	$41,394	$(2,851)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$1,949	Proxy Pricing	Base Price	97.00
	4,441	Third Party Vendor	Broker Quote	60.00
Corporate Bonds & Notes
Banking & Finance	4,413	Other Valuation Techniques (2)	—	—
	10,500	Proxy Pricing	Base Price	113.30
Industrials	10,937	Proxy Pricing	Base Price	100.09
U.S. Government Agencies	8,361	Proxy Pricing	Base Price	56.31
Common Stocks
Financials	793	Other Valuation Techniques (2)	—	—

Total	$41,394

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Corporate & Income Strategy Fund

January 31, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.1%

BANK LOAN OBLIGATIONS 1.5%
Hellenic Republic
3.930% due 03/30/2016	EUR	1,000	$975
iHeartCommunications, Inc.
7.178% due 01/30/2019		$5,800	3,865
Sequa Corp.
5.250% due 06/19/2017		4,938	3,321

Total Bank Loan Obligations (Cost $11,048)			8,161

CORPORATE BONDS & NOTES 45.3%

BANKING & FINANCE 25.1%
AGFC Capital Trust
6.000% due 01/15/2067		2,300	1,575
AIG Life Holdings, Inc.
7.570% due 12/01/2045		3,400	4,445
American International Group, Inc.
6.250% due 03/15/2087		1,826	1,981
8.175% due 05/15/2068		300	391
Banco do Brasil S.A.
6.250% due 04/15/2024 (f)		4,460	2,174
9.000% due 06/18/2024 (f)		3,827	2,315
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	1,100	423
4.000% due 01/21/2019 ^		4,300	1,654
4.750% due 01/15/2018 ^		5,100	1,961
Banco Santander S.A.
6.250% due 09/11/2021 (f)		1,300	1,288
Barclays PLC
7.875% due 09/15/2022 (f)	GBP	3,757	5,138
8.000% due 12/15/2020 (f)	EUR	1,900	2,165
BGC Partners, Inc.
5.375% due 12/09/2019 (h)		$5,960	6,156
Blackstone CQP Holdco LP
2.324% due 03/19/2019		2,600	2,608
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		6,200	6,091
Cantor Fitzgerald LP
6.500% due 06/17/2022 (i)		8,000	8,382
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	6,000	9,317
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023		$3,100	2,751
Credit Agricole S.A.
7.875% due 01/23/2024 (f)		6,500	6,345
Credit Suisse Group AG
7.500% due 12/11/2023 (f)		7,725	7,948
GSPA Monetization Trust
6.422% due 10/09/2029		4,892	5,559
LBG Capital PLC
9.125% due 07/15/2020	GBP	3,100	4,483
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,050	1,114
Nationwide Building Society
10.250% (f)	GBP	11	2,014
Navient Corp.
5.500% due 01/15/2019 (i)		$8,750	8,225
5.625% due 08/01/2033		2,648	1,748
8.450% due 06/15/2018		2,300	2,386
Novo Banco S.A.
5.000% due 04/04/2019	EUR	298	256
5.000% due 04/23/2019		608	524
5.000% due 05/14/2019		402	346
5.000% due 05/21/2019		225	192

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 05/23/2019	EUR	224	$192
OneMain Financial Holdings, Inc.
7.250% due 12/15/2021		$2,796	2,775
Preferred Term Securities Ltd.
0.892% due 09/23/2035		487	375
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		200	203
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021 (i)		8,300	8,356
6.125% due 02/07/2022		2,500	2,552
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	7,786	9,148
6.052% due 10/13/2039		1,889	2,481
TIG FinCo PLC
8.500% due 03/02/2020		252	368
8.750% due 04/02/2020		2,089	2,582
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		$2,600	2,600

			133,587

INDUSTRIALS 13.2%
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,380	850
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(i)		4,650	2,668
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		3,300	2,491
9.000% due 02/15/2020 ^		1,885	1,414
11.250% due 06/01/2017 ^		8,170	5,954
Centene Escrow Corp.
5.625% due 02/15/2021 (b)		130	133
6.125% due 02/15/2024 (b)		130	133
Chesapeake Energy Corp.
3.872% due 04/15/2019		440	118
Continental Airlines Pass-Through Trust
9.798% due 10/01/2022		1,163	1,255
Forbes Energy Services Ltd.
9.000% due 06/15/2019		308	122
Ford Motor Co.
7.700% due 05/15/2097 (i)		7,830	8,944
9.980% due 02/15/2047		1,500	2,130
Harvest Operations Corp.
6.875% due 10/01/2017		5,592	3,942
iHeartCommunications, Inc.
9.000% due 09/15/2022		1,200	786
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 (i)		6,192	2,724
8.125% due 06/01/2023		251	105
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		7,070	5,515
Pertamina Persero PT
6.450% due 05/30/2044		5,033	4,349
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,000	1,314
Sequa Corp.
7.000% due 12/15/2017		$7,480	1,964
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		2,100	2,055
Tembec Industries, Inc.
9.000% due 12/15/2019		1,900	1,211
Times Square Hotel Trust
8.528% due 08/01/2026		1,851	2,213
UCP, Inc.
8.500% due 10/21/2017		6,000	6,020

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	3,932	$5,561
6.542% due 03/30/2021		2,021	2,980
Westmoreland Coal Co.
8.750% due 01/01/2022		$5,955	3,484

			70,435

UTILITIES 7.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		500	549
FPL Energy Wind Funding LLC
6.876% due 06/27/2017		333	328
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (i)		8,800	7,744
4.375% due 09/19/2022		280	246
6.000% due 11/27/2023		4,900	4,596
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		1,050	1,064
9.250% due 04/23/2019		600	667
Illinois Power Generating Co.
6.300% due 04/01/2020		6,400	2,848
7.000% due 04/15/2018		1,900	1,026
7.950% due 06/01/2032		700	304
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030		8,200	9,160
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		314	116
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		2,849	655
6.750% due 10/01/2023		3,035	683
Petrobras Global Finance BV
2.750% due 01/15/2018	EUR	450	406
3.406% due 03/17/2020		$270	188
4.875% due 03/17/2020		420	318
5.750% due 01/20/2020		220	173
6.250% due 12/14/2026	GBP	4,800	4,329
6.625% due 01/16/2034		100	88
6.750% due 01/27/2041		$2,300	1,457
7.875% due 03/15/2019		100	87

			37,032

Total Corporate Bonds & Notes (Cost $274,544)			241,054

MUNICIPAL BONDS & NOTES 5.1%

CALIFORNIA 1.8%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.750% due 10/01/2037		1,220	1,340
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		7,400	8,389

			9,729

ILLINOIS 2.6%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040		12,700	13,503

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		785	635

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	29

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	$3,730	$3,273

Total Municipal Bonds & Notes (Cost $25,347)		27,140

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae
3.000% due 02/25/2043 (a)	73,523	14,092
Freddie Mac
2.563% due 11/25/2055	8,371	4,714
7.977% due 12/25/2027	4,500	4,072
9.777% due 04/25/2028	2,000	1,912
10.927% due 05/25/2028	570	556
11.177% due 03/25/2025	749	775

Total U.S. Government Agencies (Cost $25,702)		26,121

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Floating Rate Notes
0.473% due 10/31/2017 (l)	1,500	1,500

Total U.S. Treasury Obligations (Cost $1,499)		1,500

NON-AGENCY MORTGAGE-BACKED SECURITIES 36.4%
Banc of America Alternative Loan Trust
5.500% due 10/25/2035 ^	6,703	5,958
6.000% due 01/25/2036 ^	170	145
Banc of America Funding Trust
6.000% due 03/25/2037 ^	3,522	3,038
6.000% due 07/25/2037 ^	464	368
Banc of America Mortgage Trust
2.663% due 03/25/2035	152	141
5.500% due 11/25/2035 ^	3,100	2,928
6.000% due 03/25/2037 ^	627	574
6.500% due 09/25/2033	269	270
BCAP LLC Trust
2.932% due 08/28/2037	6,455	4,825
5.283% due 03/26/2037	1,458	423
10.662% due 07/26/2036	1,764	1,814
Bear Stearns Adjustable Rate Mortgage Trust
2.764% due 08/25/2035 ^	8,194	7,383
Bear Stearns ALT-A Trust
0.927% due 01/25/2036 ^	1,940	1,560
2.623% due 11/25/2035 ^	9,884	7,958
2.692% due 11/25/2036 ^	5,565	3,893
2.942% due 09/25/2035 ^	1,109	910
3.007% due 08/25/2036 ^	1,329	995
Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036	1,863	1,770
Chase Mortgage Finance Trust
2.679% due 12/25/2035 ^	18	16
6.000% due 07/25/2037 ^	1,191	995
Citigroup Mortgage Loan Trust, Inc.
5.061% due 09/25/2037 ^	4,281	3,886
5.276% due 04/25/2037 ^	466	406
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^	1,671	1,436
Countrywide Alternative Loan Trust
5.500% due 03/25/2035	485	405
5.500% due 03/25/2036 ^	233	198
5.500% due 05/25/2036 ^	2,882	2,201
5.750% due 01/25/2035	604	611
5.750% due 02/25/2035	681	672

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 03/25/2037 ^		$1,164	$1,029
6.000% due 02/25/2035		1,522	1,581
6.000% due 04/25/2036		7,584	6,887
6.000% due 02/25/2037 ^		7,741	6,046
6.000% due 04/25/2037 ^		1,807	1,416
6.000% due 07/25/2037 ^		534	558
6.250% due 12/25/2036 ^		2,172	1,760
6.500% due 08/25/2036 ^		726	549
Countrywide Home Loan Mortgage Pass-Through Trust
2.569% due 09/20/2036 ^		450	389
5.750% due 03/25/2037 ^		1,130	1,039
6.000% due 03/25/2037 ^		682	643
6.000% due 07/25/2037		6,538	5,482
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 02/25/2037 ^		733	643
6.750% due 08/25/2036 ^		2,218	1,769
Epic Drummond Ltd.
0.044% due 01/25/2022	EUR	2,956	2,887
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		$7,292	5,958
GSR Mortgage Loan Trust
2.765% due 08/25/2034		784	734
5.500% due 05/25/2036 ^		645	619
6.000% due 02/25/2036 ^		4,671	3,934
HarborView Mortgage Loan Trust
0.666% due 01/19/2036 ^		6,699	4,538
3.338% due 06/19/2036 ^		9,440	5,925
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		3,959	2,526
Jefferies Resecuritization Trust
6.000% due 05/26/2036		17,068	14,010
JPMorgan Alternative Loan Trust
2.620% due 03/25/2037 ^		2,762	2,107
6.000% due 12/25/2035 ^		2,622	2,438
JPMorgan Mortgage Trust
2.653% due 01/25/2037 ^		1,221	1,093
2.705% due 04/25/2037		15	14
2.744% due 02/25/2036 ^		4,797	4,197
5.000% due 03/25/2037 ^		1,886	1,597
6.000% due 08/25/2037 ^		344	304
Lehman Mortgage Trust
6.000% due 07/25/2036 ^		1,331	985
6.000% due 07/25/2037 ^		376	344
Lehman XS Trust
0.647% due 06/25/2047		3,456	2,473
MASTR Alternative Loan Trust
6.750% due 07/25/2036		2,657	1,953
Merrill Lynch Mortgage Investors Trust
2.720% due 03/25/2036 ^		1,043	702
Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2036 ^		2,815	2,727
Residential Accredit Loans, Inc. Trust
0.657% due 05/25/2037 ^		330	82
3.713% due 12/26/2034 ^		3,038	2,511
6.000% due 08/25/2036 ^		555	457
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031		894	928
Residential Asset Securitization Trust
6.000% due 11/25/2036 ^		3,426	2,303
6.000% due 03/25/2037 ^		2,089	1,467
6.000% due 05/25/2037 ^		2,449	2,112
6.250% due 09/25/2037 ^		3,196	2,286
6.250% due 06/25/2046		1,925	1,602
Residential Funding Mortgage Securities, Inc. Trust
3.369% due 02/25/2037		2,658	2,139
6.500% due 03/25/2032		273	285

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sequoia Mortgage Trust
2.716% due 02/20/2047	$576	$497
4.826% due 07/20/2037 ^	1,184	1,063
Structured Adjustable Rate Mortgage Loan Trust
2.676% due 11/25/2036 ^	4,178	3,274
2.724% due 01/25/2036 ^	3,351	2,564
2.744% due 07/25/2035 ^	1,437	1,233
4.148% due 07/25/2036 ^	1,060	885
4.576% due 07/25/2036 ^	9,065	5,912
4.688% due 03/25/2037 ^	4,861	3,431
Suntrust Adjustable Rate Mortgage Loan Trust
2.771% due 04/25/2037 ^	1,076	915
2.818% due 02/25/2037 ^	605	531
WaMu Mortgage Pass-Through Certificates Trust
2.225% due 07/25/2037 ^	698	597
2.409% due 09/25/2036 ^	473	430
4.275% due 02/25/2037 ^	922	852
4.412% due 07/25/2037 ^	1,756	1,623
6.009% due 10/25/2036 ^	3,483	2,902
Washington Mutual Mortgage Pass-Through Certificates Trust
1.125% due 05/25/2047 ^	405	32
6.000% due 10/25/2035 ^	2,736	2,099
Wells Fargo Mortgage-Backed Securities Trust
2.671% due 07/25/2036 ^	694	655
2.734% due 05/25/2036 ^	137	130
6.000% due 07/25/2037 ^	643	635

Total Non-Agency Mortgage-Backed Securities (Cost $187,816)		194,067

ASSET-BACKED SECURITIES 18.2%
ACE Securities Corp. Home Equity Loan Trust
0.817% due 02/25/2036	23,100	8,414
Argent Securities Trust
0.617% due 03/25/2036	3,211	1,539
Bear Stearns Asset-Backed Securities Trust
0.567% due 10/25/2036 ^	7,093	5,614
6.500% due 10/25/2036 ^	400	306
CIFC Funding Ltd.
0.000% due 05/24/2026 (e)	2,300	1,536
0.000% due 07/22/2026 (e)	1,500	814
Countrywide Asset-Backed Certificates
1.147% due 01/25/2036	4,000	2,974
5.040% due 10/25/2046 ^	10,086	9,610
First Franklin Mortgage Loan Trust
1.057% due 09/25/2035	3,949	1,583
1.077% due 05/25/2036	8,631	3,329
Fremont Home Loan Trust
1.357% due 06/25/2035 ^	6,000	4,283
Greenpoint Manufactured Housing
8.140% due 03/20/2030	1,712	1,812
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.587% due 07/25/2037	12,270	7,538
JPMorgan Mortgage Acquisition Corp.
0.717% due 01/25/2036	862	732
JPMorgan Mortgage Acquisition Trust
0.582% due 11/25/2036	5,758	4,096
4.617% due 01/25/2037 ^	7,527	5,052
Lehman XS Trust
5.170% due 08/25/2035 ^	644	613
Long Beach Mortgage Loan Trust
0.727% due 01/25/2036	5,000	2,827
Mid-State Trust
6.340% due 10/15/2036	1,303	1,393

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley ABS Capital, Inc. Trust
0.577% due 06/25/2036		$2,636	$2,334
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^		919	663
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.947% due 08/25/2035		5,000	3,242
Residential Asset Mortgage Products Trust
1.517% due 12/25/2033		251	232
1.627% due 01/25/2035 ^		3,082	1,995
Soundview Home Loan Trust
0.677% due 08/25/2037		2,000	1,381
Taberna Preferred Funding Ltd.
0.714% due 08/05/2036		569	415
0.714% due 08/05/2036 ^		10,524	7,683
1.083% due 07/05/2035		10,668	8,001
Tropic CDO Ltd.
0.942% due 07/15/2036		10,089	6,709

Total Asset-Backed Securities (Cost $98,126)			96,720

SOVEREIGN ISSUES 0.5%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	200	197
Republic of Greece Government International Bond
3.000% due 02/24/2023		142	103
3.000% due 02/24/2024		142	101
3.000% due 02/24/2025		142	99
3.000% due 02/24/2026		142	97
3.000% due 02/24/2027		142	94
3.000% due 02/24/2028		142	92
3.000% due 02/24/2029		142	89
3.000% due 02/24/2030		142	88
3.000% due 02/24/2031		142	87

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 02/24/2032		$142	$85
3.000% due 02/24/2033		142	84
3.000% due 02/24/2034		142	82
3.000% due 02/24/2035		142	81
3.000% due 02/24/2036		142	81
3.000% due 02/24/2037		142	80
3.000% due 02/24/2038		142	80
3.000% due 02/24/2039		142	80
3.000% due 02/24/2040		142	80
3.000% due 02/24/2041		142	80
3.000% due 02/24/2042		142	80
3.800% due 08/08/2017	JPY	47,000	338
4.750% due 04/17/2019	EUR	400	361

Total Sovereign Issues (Cost $2,560)			2,639

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
TIG FinCo PLC (g)		182,606	182

Total Common Stocks (Cost $271)			182

PREFERRED SECURITIES 4.4%

BANKING & FINANCE 4.4%
Citigroup Capital
6.983% due 10/30/2040		120,000	3,069
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)		13,500	16,900
GMAC Capital Trust
8.125% due 02/15/2040		144,400	3,675

Total Preferred Securities (Cost $23,995)			23,644

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.5%

REPURCHASE AGREEMENTS (h) 1.0%
		$5,536

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.9%
Federal Home Loan Bank
0.279% due 02/17/2016	$1,000	1,000
0.294% due 02/19/2016	900	900
0.299% due 03/02/2016	2,700	2,699

		4,599

U.S. TREASURY BILLS 0.6%
0.243% due 02/18/2016 (d)(l)	3,171	3,171

Total Short-Term Instruments (Cost $13,306)		13,306

Total Investments in Securities (Cost $664,214)		634,534

Total Investments 119.1% (Cost $664,214)		$634,534

Financial Derivative Instruments (j)(k) 0.0% (Cost or Premiums, net $755)		(71)

Preferred Shares (10.4%)		(55,525)

Other Assets and Liabilities, net (8.7%)		(46,337)

Net Assets Applicable to Common Shareholders 100.0%		$532,601

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon bond.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
TIG FinCo PLC	04/02/2015	$271	$182	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.550%	01/29/2016	02/01/2016	$5,100	U.S. Treasury Notes 1.625% due 07/31/2020	$(5,177)	$5,100	$5,100
SSB	0.010	01/29/2016	02/01/2016	436	U.S. Treasury Notes 2.250% due 07/31/2021	(447)	436	436

Total Repurchase Agreements						$(5,624)	$5,536	$5,536

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	31

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(1.250%)	01/21/2016	02/01/2016		$(1,768)	$(1,767)
	(0.500)	01/29/2016	TBD	(2)	(1,850)	(1,850)
DEU	1.150	12/04/2015	03/04/2016		(1,017)	(1,019)
JML	1.250	01/19/2016	02/25/2016		(6,516)	(6,519)
	1.550	12/15/2015	02/12/2016		(5,924)	(5,936)
MSC	1.000	02/01/2016	05/02/2016		(12,752)	(12,752)
RBC	0.930	12/14/2015	02/23/2016		(7,066)	(7,075)
RDR	0.760	11/17/2015	02/17/2016		(14,142)	(14,165)

Total Reverse Repurchase Agreements						$(51,083)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended January 31, 2016 was $(13,759) at a weighted average interest rate of 0.933%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of January 31, 2016:

(i)	Securities with an aggregate market value of $58,588 have been pledged as collateral under the terms of the following master agreements as of January 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(3,617)	$0	$(3,617)	$4,188	$571
DEU	0	(1,019)	0	(1,019)	1,297	278
JML	0	(12,455)	0	(12,455)	16,100	3,645
MSC	0	(12,752)	0	(12,752)	14,130	1,378
RBC	0	(7,075)	0	(7,075)	7,961	886
RDR	0	(14,165)	0	(14,165)	14,911	746
SAL	5,100	0	0	5,100	(5,177)	(77)
SSB	436	0	0	436	(447)	(11)

Total Borrowings and Other Financing Transactions	$5,536	$(51,083)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$(1,767)	$(33,695)	$(1,019)	$(1,850)	$(38,331)

Total Borrowings	$(1,767)	$(33,695)	$(1,019)	$(1,850)	$(38,331)

Gross amount of recognized liabilities for reverse repurchase agreements (5)					$(38,331)

(5)	Unsettled reverse repurchase agreements liability of $(12,752) is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$8,415	$255	$(394)	$33	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	14,500	46	(77)	57	0

				$301	$(471)	$90	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	12/16/2020	$ 59,300	$2,122	$576	$183	$0
Pay	3-Month USD-LIBOR	2.750	06/17/2025	75,590	6,680	2,017	455	0
Pay	3-Month USD-LIBOR	3.500	06/19/2044	169,400	44,772	50,299	1,942	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	227,500	(7,531)	(19,027)	0	(2,287)
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025	AUD 7,600	362	173	11	0

					$46,405	$34,038	$2,591	$(2,287)

Total Swap Agreements					$46,706	$33,567	$2,681	$(2,287)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2016:

Cash of $4,812 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$2,681	$2,681	$0	$0	$ (2,287)	$ (2,287)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	02/2016	$		51,522		GBP	36,143	$0	$(22)
	03/2016		GBP	36,143	$		51,523	21	0
	06/2016		EUR	93			127	26	0
	06/2016	$		5		EUR	4	0	(1)

BRC	03/2016		MXN	170	$		10	0	0
	06/2016		EUR	17			23	5	0

CBK	02/2016		GBP	36,526			54,208	2,162	0
	02/2016	$		601		EUR	553	0	(2)
	03/2016		EUR	956	$		1,044	7	0

DUB	02/2016		BRL	11,930			2,951	0	(32)
	02/2016	$		3,015		BRL	11,930	0	(32)
	06/2016		EUR	10	$		14	3	0

JPM	02/2016		BRL	11,930			2,913	0	(70)
	02/2016		EUR	1,548			1,677	1	(1)
	02/2016		JPY	7,060			57	0	(1)
	02/2016	$		2,951		BRL	11,930	32	0
	02/2016			8,884		EUR	8,255	58	0
	02/2016			568		GBP	383	0	(22)
	03/2016			962		BRL	4,048	41	0

MSB	02/2016		JPY	33,100	$		273	0	0
	06/2016		EUR	24			33	7	0

NAB	06/2016			53			73	15	0

SCX	02/2016	$		280		JPY	33,100	0	(6)
	03/2016		JPY	33,100	$		280	6	0

UAG	02/2016		EUR	21,782			23,809	213	0
	02/2016	$		15,574		EUR	14,373	0	(3)
	03/2016		EUR	14,374	$		15,585	3	0

Total Forward Foreign Currency Contracts								$2,600	$(192)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	33

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Petrobras International Finance Co.	1.000%	12/20/2019	11.002%	$ 2,400	$(247)	$(463)	$0	$(710)

GST	Petrobras Global Finance BV	1.000	09/20/2020	11.018	10	(2)	(1)	0	(3)
	Petrobras International Finance Co.	1.000	12/20/2019	11.002	8,900	(912)	(1,720)	0	(2,632)
	Russia Government International Bond	1.000	06/20/2020	3.082	200	(27)	10	0	(17)

HUS	Petrobras Global Finance BV	1.000	09/20/2020	11.018	40	(6)	(7)	0	(13)

MYC	Chesapeake Energy Corp.	5.000	09/20/2020	44.507	300	(30)	(174)	0	(204)

						$(1,224)	$(2,355)	$0	$(3,579)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	1-Year BRL-CDI	11.250%	01/04/2021	BRL	28,850	$1,091	$(104)	$987	$0

CBK	Pay	3-Month USD-LIBOR	2.350	02/18/2021	$	96,300	561	490	1,051	0

DUB	Receive	1-Year BRL-CDI	15.900	01/04/2021	BRL	28,800	89	(125)	0	(36)
	Pay	3-Month USD-LIBOR	2.900	02/18/2026	$	49,400	324	353	677	0

UAG	Pay	1-Year BRL-CDI	11.250	01/04/2021	BRL	57,700	(86)	(1,887)	0	(1,973)

							$1,979	$(1,273)	$2,715	$(2,009)

Total Swap Agreements							$755	$(3,628)	$2,715	$(5,588)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of January 31, 2016:

(l)	Securities with an aggregate market value of $4,671 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$47	$0	$0	$47	$(23)	$0	$0	$(23)	$24	$0	$24
BPS	0	0	987	987	0	0	(710)	(710)	277	(450)	(173)
BRC	5	0	0	5	0	0	0	0	5	0	5
CBK	2,169	0	1,051	3,220	(2)	0	0	(2)	3,218	(2,710)	508
DUB	3	0	677	680	(64)	0	(36)	(100)	580	(740)	(160)
GST	0	0	0	0	0	0	(2,652)	(2,652)	(2,652)	2,559	(93)
HUS	0	0	0	0	0	0	(13)	(13)	(13)	0	(13)
JPM	132	0	0	132	(94)	0	0	(94)	38	0	38
MSB	7	0	0	7	0	0	0	0	7	(10)	(3)
MYC	0	0	0	0	0	0	(204)	(204)	(204)	196	(8)
NAB	15	0	0	15	0	0	0	0	15	0	15
SCX	6	0	0	6	(6)	0	0	(6)	0	0	0
UAG	216	0	0	216	(3)	0	(1,973)	(1,976)	(1,760)	1,916	156

Total Over the Counter	$2,600	$0	$2,715	$5,315	$(192)	$0	$(5,588)	$(5,780)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$90	$0	$0	$2,591	$2,681

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,600	$0	$2,600
Swap Agreements	0	0	0	0	2,715	2,715

	$0	$0	$0	$2,600	$2,715	$5,315

	$0	$90	$0	$2,600	$5,306	$7,996

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$2,287	$2,287

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$192	$0	$192
Swap Agreements	0	3,579	0	0	2,009	5,588

	$0	$3,579	$0	$192	$2,009	$5,780

	$0	$3,579	$0	$192	$4,296	$8,067

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(267)	$0	$0	$(12,699)	$(12,966)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,251	$0	$3,251
Swap Agreements	0	182	0	0	(2,690)	(2,508)

	$0	$182	$0	$3,251	$(2,690)	$743

	$0	$(85)	$0	$3,251	$(15,389)	$(12,223)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(246)	$0	$0	$12,044	$11,798

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,000	$0	$2000
Swap Agreements	0	(1,985)	0	0	(938)	(2,923)

	$0	$(1,985)	$0	$2,000	$(938)	$(923)

	$0	$(2,231)	$0	$2,000	$11,106	$10,875

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	35

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

January 31, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$7,186	$975	$8,161
Corporate Bonds & Notes
Banking & Finance	0	125,420	8,167	133,587
Industrials	0	64,415	6,020	70,435
Utilities	0	37,032	0	37,032
Municipal Bonds & Notes
California	0	9,729	0	9,729
Illinois	0	13,503	0	13,503
Virginia	0	635	0	635
West Virginia	0	3,273	0	3,273
U.S. Government Agencies	0	21,407	4,714	26,121
U.S. Treasury Obligations	0	1,500	0	1,500
Non-Agency Mortgage-Backed Securities	0	194,067	0	194,067
Asset-Backed Securities	0	96,720	0	96,720
Sovereign Issues	0	2,639	0	2,639
Common Stocks
Financials	0	0	182	182
Preferred Securities
Banking & Finance	6,744	16,900	0	23,644

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2016
Short-Term Instruments
Repurchase Agreements	$0	$5,536	$0	$5,536
Short-Term Notes	0	4,599	0	4,599
U.S. Treasury Bills	0	3,171	0	3,171

Total Investments	$6,744	$607,732	$20,058	$634,534

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,681	0	2,681
Over the counter	0	5,315	0	5,315
	$0	$7,996	$0	$7,996

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,287)	0	(2,287)
Over the counter	0	(5,780)	0	(5,780)
	$0	$(8,067)	$0	$(8,067)

Totals	$6,744	$607,661	$20,058	$634,463

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2016:

Category and Subcategory	Beginning Balance at 07/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,039	$0	$2	$0	$(66)	$0	$0	$975	$(67)
Corporate Bonds & Notes
Banking & Finance	5,535	2,587	(64)	1	1	107	0	0	8,167	116
Industrials	6,022	0	0	4	0	(6)	0	0	6,020	(6)
U.S. Government Agencies	0	4,959	(29)	7	12	(235)	0	0	4,714	(234)
Common Stocks
Financials	191	0	0	0	0	(9)	0	0	182	(9)

Totals	$11,748	$8,585	$(93)	$14	$13	$(209)	$0	$0	$20,058	$(200)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$975	Proxy Pricing	Base Price	97.00
Corporate Bonds & Notes Banking & Finance	2,608	Other Valuation Techniques (2)	—	—
	5,559	Proxy Pricing	Base Price	113.30
Industrials	6,020	Proxy Pricing	Base Price	100.09
U.S. Government Agencies	4,714	Proxy Pricing	Base Price	56.31
Common Stocks
Financials	182	Other Valuation Techniques (2)	—	—

Total	$20,058

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO High Income Fund

January 31, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.7%

BANK LOAN OBLIGATIONS 1.0%
iHeartCommunications, Inc.
7.178% due 01/30/2019		$10,450	$6,965
Sequa Corp.
5.250% due 06/19/2017		2,586	1,739

Total Bank Loan Obligations (Cost $12,266)			8,704

CORPORATE BONDS & NOTES 60.9%

BANKING & FINANCE 32.9%
AGFC Capital Trust
6.000% due 01/15/2067		27,410	18,776
American International Group, Inc.
6.250% due 03/15/2087		1,839	1,995
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048		4,664	4,602
Banco do Brasil S.A.
6.250% due 04/15/2024 (e)		7,350	3,583
9.000% due 06/18/2024 (e)		9,239	5,590
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	1,900	731
4.000% due 01/21/2019 ^		5,800	2,230
4.750% due 01/15/2018 ^		6,400	2,461
Banco Santander S.A.
6.250% due 09/11/2021 (e)		2,300	2,278
Barclays PLC
7.875% due 09/15/2022 (e)	GBP	3,010	4,117
8.000% due 12/15/2020 (e)	EUR	7,140	8,136
BGC Partners, Inc.
5.375% due 12/09/2019 (h)		$10,160	10,494
Blackstone CQP Holdco LP
2.324% due 03/19/2019		4,100	4,112
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		10,000	9,825
Cantor Fitzgerald LP
6.500% due 06/17/2022 (h)		13,100	13,726
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	3,000	4,658
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023		$5,000	4,437
Credit Agricole S.A.
7.500% due 06/23/2026 (e)	GBP	400	541
7.875% due 01/23/2024 (e)		$5,950	5,808
7.875% due 01/23/2024 (e)(h)		3,600	3,514
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		2,736	2,815
Doctors Co.
6.500% due 10/15/2023		10,000	10,977
GSPA Monetization Trust
6.422% due 10/09/2029		8,153	9,265
International Lease Finance Corp.
6.980% due 10/15/2018		18,000	18,544
LBG Capital PLC
9.000% due 12/15/2019	GBP	284	409
9.125% due 07/15/2020		1,900	2,748
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$27,700	39,031
Midwest Family Housing LLC
6.631% due 01/01/2051		4,931	4,040
Nationwide Building Society
10.250% (e)	GBP	17	3,141
Navient Corp.
5.625% due 08/01/2033 (h)		$29,295	19,335
Novo Banco S.A.
5.000% due 04/04/2019	EUR	439	377

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 04/23/2019	EUR	1,045	$900
5.000% due 05/14/2019		792	682
5.000% due 05/21/2019		387	330
5.000% due 05/23/2019		384	329
Preferred Term Securities Ltd.
0.892% due 09/23/2035		$786	605
Rio Oil Finance Trust
9.250% due 07/06/2024		28,300	16,449
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		300	305
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021 (h)		10,100	10,168
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	4,463	5,244
6.052% due 10/13/2039		4,748	6,235
TIG FinCo PLC
8.500% due 03/02/2020		937	1,369
8.750% due 04/02/2020		4,815	5,952

			270,864

INDUSTRIALS 19.5%
BMC Software Finance, Inc.
8.125% due 07/15/2021		$2,250	1,387
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(h)		8,709	4,997
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^		19,100	14,325
11.250% due 06/01/2017 ^		10,700	7,798
Centene Escrow Corp.
5.625% due 02/15/2021 (b)		210	214
6.125% due 02/15/2024 (b)		210	215
Chesapeake Energy Corp.
3.872% due 04/15/2019		750	201
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	5,000	7,231
Forbes Energy Services Ltd.
9.000% due 06/15/2019 (h)		$1,977	781
Ford Motor Co.
7.700% due 05/15/2097		16,610	18,973
General Shopping Finance Ltd.
10.000% due 02/29/2016 (e)		5,300	2,760
General Shopping Investments Ltd.
12.000% due 03/20/2017 ^(e)		2,500	650
Hampton Roads PPV LLC
6.621% due 06/15/2053		20,529	19,311
Harvest Operations Corp.
6.875% due 10/01/2017		28,618	20,176
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	300	294
4.500% due 12/06/2016	JPY	10,000	73
iHeartCommunications, Inc.
9.000% due 09/15/2022		$5,500	3,602
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		4,815	2,119
8.125% due 06/01/2023		4,354	1,818
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		11,650	9,087
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	19,600	25,764
Sequa Corp.
7.000% due 12/15/2017		$17,343	4,553
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		3,320	3,249
Tembec Industries, Inc.
9.000% due 12/15/2019 (h)		1,500	956

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UCP, Inc.
8.500% due 10/21/2017		$10,300	$10,335
Warren Resources, Inc.
9.000% due 08/01/2022		3,000	202

			161,071

UTILITIES 8.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		4,400	4,830
CenturyLink, Inc.
7.200% due 12/01/2025		1,122	1,046
Frontier Communications Corp.
8.875% due 09/15/2020		650	654
10.500% due 09/15/2022		1,070	1,050
11.000% due 09/15/2025		1,070	1,035
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (h)		10,100	8,888
6.000% due 11/27/2023 (h)		8,500	7,973
6.000% due 11/27/2023		1,400	1,313
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		360	360
Illinois Power Generating Co.
7.000% due 04/15/2018 (h)		16,800	9,072
7.950% due 06/01/2032		900	391
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030 (h)		15,200	16,980
NRG REMA LLC
9.237% due 07/02/2017		175	174
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		5,024	1,859
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		5,376	1,237
6.750% due 10/01/2023		11,497	2,587
Petrobras Global Finance BV
3.406% due 03/17/2020		2,520	1,758
6.250% due 12/14/2026	GBP	8,600	7,755
6.625% due 01/16/2034		200	176
7.875% due 03/15/2019		$700	609

			69,747

Total Corporate Bonds & Notes (Cost $566,431)			501,682

MUNICIPAL BONDS & NOTES 12.8%

CALIFORNIA 2.5%
Anaheim Redevelopment Agency, California Tax Allocation Bonds, (AGM Insured), Series 2007
6.506% due 02/01/2031		2,000	2,371
Sacramento County, California Revenue Bonds, Series 2013
7.250% due 08/01/2025		1,500	1,750
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030		7,500	8,882
7.750% due 09/01/2040		6,500	7,368
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032		290	333

			20,704

DISTRICT OF COLUMBIA 1.4%
District of Columbia Revenue Bonds, Series 2011
7.625% due 10/01/2035		9,740	11,073

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	37

Schedule of Investments PIMCO High Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 2.5%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040	$11,000	$10,355
7.517% due 01/01/2040	9,805	10,425

		20,780

NEW YORK 0.4%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	3,595	3,595

PENNSYLVANIA 4.2%
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	7,000	7,397
6.765% due 06/01/2040	24,760	26,714

		34,111

TEXAS 1.0%
El Paso Downtown Development Corp., Texas Revenue Bonds, Series 2013
7.250% due 08/15/2043	7,535	8,557

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	1,375	1,112

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,660	5,844

Total Municipal Bonds & Notes (Cost $98,074)		105,776

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
3.500% due 09/25/2027 (a)	715	86
4.000% due 05/25/2020 (a)	436	5
6.244% due 10/25/2017 (a)(h)	76,724	2,368
9.147% due 10/25/2041 (h)	1,279	1,385
10.000% due 01/25/2034	220	268
14.294% due 05/25/2043 (h)	2,533	2,768
Freddie Mac
2.563% due 11/25/2055	14,450	8,137
4.000% due 08/15/2020 (a)	805	47
4.500% due 10/15/2037 (a)	1,395	116
5.000% due 06/15/2033 (a)	2,462	369
5.675% due 07/15/2035 (a)	1,801	296
5.775% due 02/15/2042 (a)	3,003	485
6.715% due 08/15/2036 (a)	1,033	242
9.627% due 10/25/2027	4,349	4,759
9.777% due 04/25/2028	3,100	2,964
10.860% due 12/15/2043 (h)	1,527	1,652
10.860% due 03/15/2044	103	103
10.927% due 05/25/2028	900	877
12.149% due 05/15/2033	73	90
Ginnie Mae
3.500% due 06/20/2042 - 03/20/2043 (a)(g)	5,553	512
4.500% due 07/20/2042 (a)	364	58
5.000% due 09/20/2042 (a)	641	122

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.824% due 02/20/2042 (a)(h)		$19,327	$1,902

Total U.S. Government Agencies (Cost $37,096)			29,611

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Floating Rate Notes
0.473% due 10/31/2017 (j)(l)		3,261	3,261

Total U.S. Treasury Obligations (Cost $3,260)			3,261

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.2%
American Home Mortgage Assets Trust
6.250% due 06/25/2037		1,117	810
Banc of America Alternative Loan Trust
5.174% due 06/25/2046 ^(a)		11,132	1,921
6.000% due 03/25/2036 ^		4,998	4,297
6.000% due 06/25/2046 ^		88	75
Banc of America Funding Trust
6.000% due 07/25/2037 ^		804	638
6.250% due 10/26/2036		13,524	10,499
Banc of America Mortgage Trust
2.735% due 02/25/2036 ^		36	32
BCAP LLC Trust
5.283% due 03/26/2037		2,741	795
8.729% due 10/26/2036		7,982	6,900
9.512% due 09/26/2036		7,878	7,101
21.468% due 06/26/2036		1,432	413
Bear Stearns Adjustable Rate Mortgage Trust
2.796% due 05/25/2047 ^		529	476
2.896% due 11/25/2034		159	153
Bellemeade Re Ltd.
6.727% due 07/25/2025		1,250	1,236
Chase Mortgage Finance Trust
2.679% due 12/25/2035 ^		36	34
5.433% due 09/25/2036 ^		195	173
5.500% due 05/25/2036 ^		10	9
Citigroup Mortgage Loan Trust, Inc.
0.772% due 07/25/2036		20	20
2.621% due 07/25/2046 ^		126	110
2.774% due 07/25/2037 ^		229	215
2.802% due 08/25/2037 ^		1,186	1,031
6.500% due 09/25/2036		4,731	3,537
Countrywide Alternative Loan Trust
0.597% due 07/25/2046		17,851	18,584
0.677% due 12/25/2046		2,945	1,830
2.873% due 02/25/2037 ^		480	433
3.167% due 07/25/2046 ^		1,221	998
4.574% due 04/25/2035 (a)		6,954	894
4.614% due 07/25/2021 ^		491	488
5.500% due 03/25/2036 ^		422	358
6.000% due 11/25/2036 ^		315	278
6.000% due 02/25/2037 ^		8,087	6,319
6.000% due 05/25/2037 ^		3,990	3,435
6.250% due 12/25/2036 ^		4,558	3,692
6.250% due 08/25/2037 ^		387	321
6.500% due 06/25/2036 ^		1,298	1,057
Countrywide Home Loan Mortgage Pass-Through Trust
2.569% due 09/20/2036 ^		795	686
2.729% due 09/25/2047 ^		87	79
4.924% due 12/25/2036 (a)		5,452	928
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		3,051	2,365
Epic Drummond Ltd.
0.044% due 01/25/2022	EUR	4,710	4,600
First Horizon Alternative Mortgage Securities Trust
6.000% due 05/25/2036 ^		$2,702	2,246

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Grifonas Finance PLC
0.319% due 08/28/2039	EUR	6,265	$4,729
HarborView Mortgage Loan Trust
2.671% due 08/19/2036 ^		$671	499
4.288% due 08/19/2036 ^		45	41
IndyMac Mortgage Loan Trust
2.962% due 05/25/2037 ^		3,363	2,578
JPMorgan Alternative Loan Trust
2.620% due 03/25/2037 ^		10,846	8,277
JPMorgan Mortgage Trust
6.194% due 01/25/2037 ^(a)		27,084	6,648
Lehman XS Trust
0.647% due 06/25/2047		5,338	3,819
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.110% due 04/25/2036 ^		6,593	4,712
RBSSP Resecuritization Trust
9.362% due 06/26/2037		5,975	3,613
Residential Asset Securitization Trust
6.250% due 10/25/2036 ^		764	641
6.250% due 09/25/2037 ^		6,031	4,313
6.500% due 08/25/2036 ^		1,026	666
Structured Adjustable Rate Mortgage Loan Trust
2.703% due 04/25/2047		1,074	841
2.724% due 01/25/2036 ^		267	204
Structured Asset Mortgage Investments Trust
0.617% due 07/25/2046 ^		18,241	12,317
WaMu Mortgage Pass-Through Certificates Trust
1.973% due 01/25/2037 ^		168	143
1.978% due 04/25/2037 ^		149	126
2.155% due 05/25/2037 ^		232	184
2.175% due 11/25/2036 ^		1,361	1,186
2.188% due 12/25/2036 ^		108	96
2.319% due 02/25/2037 ^		281	246
2.362% due 02/25/2037 ^		324	291
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036 ^		7,235	5,817
6.000% due 06/25/2037 ^		11,251	10,059
6.254% due 04/25/2037 (a)		16,160	5,559
6.500% due 03/25/2036 ^		9,497	6,838

Total Non-Agency Mortgage-Backed Securities (Cost $161,153)			174,509

ASSET-BACKED SECURITIES 17.3%
Apidos CLO
0.000% due 07/22/2026 (d)		3,000	1,386
Argent Securities Trust
0.617% due 03/25/2036		4,941	2,368
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.657% due 01/25/2036		12,686	9,571
CIFC Funding Ltd.
0.000% due 05/24/2026 (d)		4,000	2,671
0.000% due 07/22/2026 (d)		3,000	1,628
Citigroup Mortgage Loan Trust, Inc.
0.527% due 12/25/2036		14,872	8,821
Countrywide Asset-Backed Certificates
4.945% due 07/25/2036		13,700	11,075
5.040% due 10/25/2046 ^		16,262	15,495
GSAA Trust
5.917% due 03/25/2037 ^		3,201	1,395
JPMorgan Mortgage Acquisition Trust
4.617% due 01/25/2037 ^		3,498	2,348
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		953	472
5.965% due 09/25/2046 ^		10,156	6,623

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NovaStar Mortgage Funding Trust
0.587% due 10/25/2036		$40,391	$19,849
People’s Financial Realty Mortgage Securities Trust
0.587% due 09/25/2036		23,726	6,858
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036		9,825	5,221
6.998% due 09/25/2037 ^		8,530	4,991
7.238% due 09/25/2037 ^		7,193	4,207
Sherwood Funding CDO Ltd.
0.783% due 11/06/2039		36,352	10,331
Taberna Preferred Funding Ltd.
0.714% due 08/05/2036		853	623
0.714% due 08/05/2036 ^		16,711	12,199
Trainer Wortham First Republic CBO Ltd
1.820% due 11/06/2038		3,386	3,301
Tropic CDO Ltd.
0.942% due 07/15/2036		16,001	10,641
Washington Mutual Asset-Backed Certificates Trust
0.577% due 05/25/2036		323	224

Total Asset-Backed Securities (Cost $146,868)			142,298

SOVEREIGN ISSUES 0.5%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	800	789
Republic of Greece Government International Bond
3.000% due 02/24/2023		25	18
3.000% due 02/24/2024		25	18
3.000% due 02/24/2025		25	17
3.000% due 02/24/2026		25	17
3.000% due 02/24/2027		25	17
3.000% due 02/24/2028		25	16
3.000% due 02/24/2029		25	16
3.000% due 02/24/2030		25	16

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 02/24/2031	EUR	25	$15
3.000% due 02/24/2032		25	15
3.000% due 02/24/2033		25	15
3.000% due 02/24/2034		25	15
3.000% due 02/24/2035		25	14
3.000% due 02/24/2036		25	14
3.000% due 02/24/2037		25	14
3.000% due 02/24/2038		25	14
3.000% due 02/24/2039		25	14
3.000% due 02/24/2040		25	14
3.000% due 02/24/2041		25	14
3.000% due 02/24/2042		25	14
4.500% due 11/08/2016	JPY	50,000	388
4.750% due 04/17/2019	EUR	3,000	2,710

Total Sovereign Issues (Cost $3,954)			4,194

		SHARES
COMMON STOCKS 0.1%

FINANCIALS 0.1%
TIG FinCo PLC (f)		828,934	827

Total Common Stocks (Cost $1,229)			827

PREFERRED SECURITIES 2.1%

BANKING & FINANCE 2.1%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		13,600	17,025

Total Preferred Securities (Cost $16,014)			17,025

SHORT-TERM INSTRUMENTS 2.8%

REPURCHASE AGREEMENTS (f) 1.4%
			11,451

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 1.0%
Federal Home Loan Bank
0.264% due 02/10/2016	$1,200	$1,200
0.269% due 02/18/2016	1,100	1,100
0.274% due 02/19/2016	3,700	3,699
0.279% due 02/17/2016	2,200	2,200

		8,199

U.S. TREASURY BILLS 0.4%
0.259% due 02/18/2016 (l)	3,812	3,812

Total Short-Term Instruments (Cost $23,462)		23,462

Total Investments in Securities (Cost $1,069,807)		1,011,349

Total Investments 122.7% (Cost $1,069,807)		$1,011,349

Financial Derivative Instruments (i)(k) 2.4% (Cost or Premiums, net $8,429)		19,752

Preferred Shares (12.4%)		(101,975)

Other Assets and Liabilities, net (12.7%)		(105,077)

Net Assets Applicable to Common Shareholders 100.0%		$824,049

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Zero coupon bond.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
TIG FinCo PLC		$1,229	$827	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.550%	01/29/2016	02/01/2016	$5,500	U.S. Treasury Notes 1.625% due 07/31/2020	$(5,583)	$5,500	$5,500
SSB	0.010	01/29/2016	02/01/2016	5,951	U.S. Treasury Notes 2.250% due 07/31/2021	(6,072)	5,951	5,951

Total Repurchase Agreements						$(11,655)	$11,451	$11,451

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	39

Schedule of Investments PIMCO High Income Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(1.500%)	11/24/2015	TBD	(2)	$(4,285)	$(4,273)
	(1.500)	12/03/2015	TBD	(2)	(1,714)	(1,710)
	(1.500)	12/08/2015	TBD	(2)	(1,531)	(1,527)
	(1.000)	12/11/2015	02/01/2016		(1,460)	(1,458)
	(1.000)	12/31/2015	02/01/2016		(527)	(527)
	(1.000)	01/12/2016	02/01/2016		(1,177)	(1,176)
	(0.500)	01/29/2016	01/29/2018		(3,054)	(3,054)
	1.172	12/02/2015	03/02/2016		(2,626)	(2,631)
BPG	1.269	01/26/2016	04/26/2016		(6,753)	(6,754)
	1.360	02/01/2016	04/11/2016		(3,117)	(3,117)
FOB	(3.750)	12/21/2015	TBD	(2)	(4,085)	(4,067)
JML	1.250	01/19/2016	02/25/2016		(21,261)	(21,271)
MSC	0.750	11/23/2015	02/23/2016		(10,190)	(10,205)
	1.000	01/08/2016	04/08/2016		(5,255)	(5,258)
RBC	1.170	01/08/2016	04/08/2016		(6,347)	(6,352)
RDR	(1.000)	01/22/2016	TBD	(2)	(905)	(905)
	0.820	01/08/2016	02/10/2016		(23,185)	(23,198)

Total Reverse Repurchase Agreements						$(97,483)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended January 31, 2016 was $(64,065) at a weighted average interest rate of 0.189%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of January 31, 2016:

(h)	Securities with an aggregate market value of $106,367 and cash of $1,581 have been pledged as collateral under the terms of the following master agreements as of January 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(16,356)	$0	$(16,356)	$16,099	$(257)
BPG	0	(9,871)	0	(9,871)	11,733	1,862
FOB	0	(4,067)	0	(4,067)	4,008	(59)
JML	0	(21,271)	0	(21,271)	26,569	5,298
MSC	0	(15,463)	0	(15,463)	16,690	1,227
RBC	0	(6,352)	0	(6,352)	6,912	560
RDR	0	(24,103)	0	(24,103)	25,187	1,084
SAL	5,500	0	0	5,500	(5,583)	(83)
SSB	5,951	0	0	5,951	(6,072)	(121)

Total Borrowings and Other Financing Transactions	$11,451	$(97,483)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(48,796)	$(9,630)	$(15,536)	$(73,962)
U.S. Treasury Obligations	0	(9,038)	(11,366)	0	(20,404)

Total Borrowings	$0	$(57,834)	$(20,996)	$(15,536)	$(94,366)

Gross amount of recognized liabilities for reverse repurchase agreements (5)					$(94,366)

(5)	Unsettled reverse repurchase agreements liability of $(3,117) is outstanding at period end.

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$7,029	$213	$(329)	$28	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	14,100	44	(84)	55	0

				$257	$(413)	$83	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	06/17/2025	$214,710	$18,974	$5,327	$1,293	$0
Pay	3-Month USD-LIBOR	3.500	06/19/2044	617,800	163,284	172,693	7,081	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	821,300	(27,126)	(68,688)	0	(8,255)

					$155,132	$109,332	$8,374	$(8,255)

Total Swap Agreements					$155,389	$108,919	$8,457	$(8,255)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2016:

(j)	Securities with an aggregate market value of $2,143 and cash of $9,994 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$8,457	$8,457	$0	$0	$(8,255)	$(8,255)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	06/2016		EUR	3,698	$		5,063	$1,041	$0
	06/2016	$		216		EUR	160	0	(42)

BPS	02/2016			424			394	3	0

BRC	06/2016		EUR	692	$		952	199	0

CBK	02/2016		GBP	55,676			82,628	3,295	0
	02/2016	$		7,995		EUR	7,323	0	(62)

DUB	02/2016		EUR	6,750	$		9,083	1,771	0
	03/2016		BRL	662			163	0	(1)
	06/2016		EUR	386			528	109	0

HUS	02/2016	$		76,556		GBP	53,894	237	0
	03/2016		GBP	53,894	$		76,558	0	(238)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	41

Schedule of Investments PIMCO High Income Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
JPM	02/2016		EUR	2,854	$		3,095	$5	$(2)
	02/2016		JPY	13,043			106	0	(2)
	02/2016	$		12,762		EUR	11,685	4	(107)
	03/2016		EUR	6,750	$		7,372	55	0

MSB	02/2016		JPY	41,400			342	0	0
	02/2016	$		258		GBP	177	0	(6)
	06/2016		EUR	971	$		1,335	279	0

NAB	06/2016			2,113			2,901	603	0
	07/2016			268			364	72	0

SCX	02/2016		GBP	58			83	0	0
	02/2016	$		350		JPY	41,400	0	(8)
	03/2016		JPY	41,400	$		350	8	0

UAG	02/2016		EUR	31,049			33,939	303	0
	02/2016	$		15,383		EUR	14,197	0	(3)
	02/2016			2,352		GBP	1,663	18	0
	03/2016		EUR	14,197	$		15,394	3	0

Total Forward Foreign Currency Contracts								$8,005	$(471)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2016 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Novo Banco S.A.	5.000%	09/20/2020	13.533%	EUR	5,000	$0	$(1,206)	$0	$(1,206)
	Petrobras International Finance Co.	1.000	12/20/2024	10.555	$	1,700	(332)	(449)	0	(781)

GST	Petrobras International Finance Co.	1.000	12/20/2024	10.555		2,200	(437)	(574)	0	(1,011)

HUS	Petrobras International Finance Co.	1.000	12/20/2019	11.002		400	(33)	(85)	0	(118)
	Petrobras International Finance Co.	1.000	12/20/2024	10.555		2,800	(581)	(706)	0	(1,287)

MYC	Chesapeake Energy Corp.	5.000	09/20/2020	44.507		400	(40)	(232)	0	(272)
	Petrobras International Finance Co.	1.000	12/20/2019	11.002		13,700	(1,268)	(2,784)	0	(4,052)

							$(2,691)	$(6,036)	$0	$(8,727)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
MYC	Pay	3-Month USD-LIBOR	2.350%	02/18/2021	$	1,900,000	$11,120	$9,623	$20,743	$0

Total Swap Agreements							$8,429	$3,587	$20,743	$(8,727)

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of January 31, 2016:

(l)	Securities with an aggregate market value of $4,199 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$1,041	$0	$0	$1,041	$(42)	$0	$0	$(42)	$999	$(950)	$49
BPS	3	0	0	3	0	0	(1,987)	(1,987)	(1,984)	1,869	(115)
BRC	199	0	0	199	0	0	0	0	199	(280)	(81)
CBK	3,295	0	0	3,295	(62)	0	0	(62)	3,233	(2,540)	693
DUB	1,880	0	0	1,880	(1)	0	0	(1)	1,879	(2,140)	(261)
GST	0	0	0	0	0	0	(1,011)	(1,011)	(1,011)	966	(45)
HUS	237	0	0	237	(238)	0	(1,405)	(1,643)	(1,406)	1,364	(42)
JPM	64	0	0	64	(111)	0	0	(111)	(47)	0	(47)
MSB	279	0	0	279	(6)	0	0	(6)	273	(310)	(37)
MYC	0	0	20,743	20,743	0	0	(4,324)	(4,324)	16,419	(16,450)	(31)
NAB	675	0	0	675	0	0	0	0	675	(530)	145
SCX	8	0	0	8	(8)	0	0	(8)	0	0	0
UAG	324	0	0	324	(3)	0	0	(3)	321	(20)	301

Total Over the Counter	$8,005	$0	$20,743	$28,748	$(471)	$0	$(8,727)	$(9,198)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$83	$0	$0	$8,374	$8,457

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,005	$0	$8,005
Swap Agreements	0	0	0	0	20,743	20,743

	$0	$0	$0	$8,005	$20,743	$28,748

	$0	$83	$0	$8,005	$29,117	$37,205

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$8,255	$8,255

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$471	$0	$471
Swap Agreements	0	8,727	0	0	0	8,727

	$0	$8,727	$0	$471	$0	$9,198

	$0	$8,727	$0	$471	$8,255	$17,453

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	43

Schedule of Investments PIMCO High Income Fund (Cont.)

The Effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(44)	$0	$0	$(44,578)	$(44,622)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,329	$0	$5,329
Purchased Options	0	0	0	0	(3,171)	(3,171)
Swap Agreements	0	185	0	0	14,276	14,461

	$0	$185	$0	$5,329	$11,105	$16,619

	$0	$141	$0	$5,329	$(33,473)	$(28,003)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(220)	$0	$0	$37,983	$37,763

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,601	$0	$2,601
Swap Agreements	0	(4,777)	0	0	(6,560)	(11,337)

	$0	$(4,777)	$0	$2,601	$(6,560)	$(8,736)

	$0	$(4,997)	$0	$2,601	$31,423	$29,027

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$8,704	$0	$8,704
Corporate Bonds & Notes
Banking & Finance	0	252,885	17,979	270,864
Industrials	0	150,736	10,335	161,071
Utilities	0	69,747	0	69,747
Municipal Bonds & Notes
California	0	20,704	0	20,704
District of Columbia	0	11,073	0	11,073
Illinois	0	20,780	0	20,780
New York	0	3,595	0	3,595
Pennsylvania	0	34,111	0	34,111
Texas	0	8,557	0	8,557
Virginia	0	1,112	0	1,112
West Virginia	0	5,844	0	5,844
U.S. Government Agencies	0	19,106	10,505	29,611
U.S. Treasury Obligations	0	3,261	0	3,261
Non-Agency Mortgage-Backed Securities	0	173,273	1,236	174,509
Asset-Backed Securities	0	142,298	0	142,298
Sovereign Issues	0	4,194	0	4,194
Common Stocks
Financials	0	0	827	827

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2016
Preferred Securities
Banking & Finance	$0	$17,025	$0	$17,025
Short-Term Instruments
Repurchase Agreements	0	11,451	0	11,451
Short-Term Notes	0	8,199	0	8,199
U.S. Treasury Bills	0	3,812	0	3,812

Total Investments	$0	$970,467	$40,882	$1,011,349

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	8,457	0	8,457
Over the counter	0	28,748	0	28,748
	$0	$37,205	$0	$37,205

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(8,255)	0	(8,255)
Over the counter	0	(9,198)	0	(9,198)
	$0	$(17,453)	$0	$(17,453)

Totals	$0	$990,219	$40,882	$1,031,101

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2016.

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2016:

Category and Subcategory	Beginning Balance at 07/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$9,224	$8,033	$(107)	$3	$2	$824	$0	$0	$17,979	$838
Industrials	10,339	0	0	6	0	(10)	0	0	10,335	(10)
U.S. Government Agencies	5,491	8,560	(49)	(2,924)	20	(593)	0	0	10,505	(593)
Non-Agency Mortgage-Backed Securities	3,427	0	(2,124)	0	55	(122)	0	0	1,236	(14)
Common Stocks
Financials	867	0	0	0	0	(40)	0	0	827	(41)

Totals	$29,348	$16,593	$(2,280)	$(2,915)	$77	$59	$0	$0	$40,882	$180

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$4,113	Other Valuation Techniques (2)	—	—
	13,866	Proxy Pricing	Base Price	96.47-113.30
Industrials	10,335	Proxy Pricing	Base Price	100.09
U.S. Government Agencies	8,137	Proxy Pricing	Base Price	56.31
	2,368	Third Party Vendor	Broker Quote	3.09
Non-Agency Mortgage-Backed Securities	1,236	Proxy Pricing	Base Price	98.91
Common Stocks
Financials	827	Other Valuation Techniques (2)	—	—

Total	$40,882

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	45

Schedule of Investments PIMCO Income Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.7%

BANK LOAN OBLIGATIONS 1.9%
Hellenic Republic
3.930% due 03/30/2016	EUR	1,000	$975
iHeartCommunications, Inc.
7.178% due 01/30/2019		$3,100	2,066
Sequa Corp.
5.250% due 06/19/2017		2,534	1,704

Total Bank Loan Obligations (Cost $6,298)			4,745

CORPORATE BONDS & NOTES 55.5%

BANKING & FINANCE 31.4%
American International Group, Inc.
6.250% due 03/15/2087		5,476	5,941
8.175% due 05/15/2068		693	904
Banco do Brasil S.A.
6.250% due 04/15/2024 (f)		1,700	829
9.000% due 06/18/2024 (f)		2,219	1,343
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	1,400	538
4.000% due 01/21/2019 ^		3,800	1,461
4.750% due 01/15/2018 ^		1,200	461
Banco Santander S.A.
6.250% due 09/11/2021 (f)		500	495
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	3,700	6,704
BGC Partners, Inc.
5.375% due 12/09/2019		$3,040	3,140
Blackstone CQP Holdco LP
2.324% due 03/19/2019		1,300	1,304
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		3,100	3,046
Cantor Fitzgerald LP
6.500% due 06/17/2022		4,000	4,191
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	3,050	4,736
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023		$1,500	1,331
Credit Agricole S.A.
7.500% due 06/23/2026 (f)	GBP	1,700	2,298
7.875% due 01/23/2024 (f)		$800	781
Credit Suisse Group AG
7.500% due 12/11/2023 (f)		3,740	3,848
GSPA Monetization Trust
6.422% due 10/09/2029		2,355	2,676
Jefferies Finance LLC
6.875% due 04/15/2022		3,200	2,536
LBG Capital PLC
9.125% due 07/15/2020	GBP	1,134	1,640
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		$400	564
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	3,300	4,732
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	500	530
Nationwide Building Society
10.250% (f)	GBP	5	924
Navient Corp.
5.500% due 01/15/2019		$4,759	4,473
5.625% due 08/01/2033		100	66
8.450% due 06/15/2018		1,500	1,556
Novo Banco S.A.
5.000% due 04/04/2019	EUR	101	87
5.000% due 04/23/2019		311	268
5.000% due 05/14/2019		206	177

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 05/21/2019	EUR	115	$98
5.000% due 05/23/2019		115	98
OneMain Financial Holdings, Inc.
7.250% due 12/15/2021		$1,512	1,501
Rabobank Group
8.400% due 06/29/2017 (f)		300	320
Rio Oil Finance Trust
9.250% due 07/06/2024		8,200	4,766
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		3,000	3,020
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	2,162	2,541
6.052% due 10/13/2039		1,278	1,678
TIG FinCo PLC
8.500% due 03/02/2020		111	163
8.750% due 04/02/2020		932	1,153
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		$1,200	1,200

			80,118

INDUSTRIALS 15.0%
BMC Software Finance, Inc.
8.125% due 07/15/2021		710	438
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(i)		2,360	1,354
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		600	453
9.000% due 02/15/2020 ^		3,855	2,891
11.250% due 06/01/2017 ^		1,989	1,449
Centene Escrow Corp.
5.625% due 02/15/2021 (b)		60	61
6.125% due 02/15/2024 (b)		60	61
Chesapeake Energy Corp.
3.872% due 04/15/2019		230	62
Continental Airlines Pass-Through Trust
9.798% due 10/01/2022		930	1,004
Forbes Energy Services Ltd.
9.000% due 06/15/2019		612	242
Ford Motor Co.
7.700% due 05/15/2097 (i)		9,030	10,315
Harvest Operations Corp.
6.875% due 10/01/2017		2,364	1,667
iHeartCommunications, Inc.
9.000% due 09/15/2022		600	393
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		3,029	1,333
8.125% due 06/01/2023		124	52
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		3,430	2,675
Pertamina Persero PT
6.450% due 05/30/2044		4,149	3,585
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	700	920
Scientific Games International, Inc.
10.000% due 12/01/2022		$1,600	1,120
Sequa Corp.
7.000% due 12/15/2017		3,804	999
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		1,000	979
Tembec Industries, Inc.
9.000% due 12/15/2019		1,000	637
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	2,018	2,854
6.542% due 03/30/2021		674	993

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Westmoreland Coal Co.
8.750% due 01/01/2022		$3,026	$1,770

			38,307

UTILITIES 9.1%
Frontier Communications Corp.
8.875% due 09/15/2020		210	211
10.500% due 09/15/2022		340	334
11.000% due 09/15/2025		340	329
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		7,400	6,941
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		200	200
Illinois Power Generating Co.
6.300% due 04/01/2020		1,420	632
7.000% due 04/15/2018		2,600	1,404
7.950% due 06/01/2032		300	131
Northwestern Bell Telephone
7.750% due 05/01/2030 (i)		7,000	7,960
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		236	87
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		1,378	317
6.750% due 10/01/2023		2,008	452
Petrobras Global Finance BV
2.750% due 01/15/2018	EUR	230	207
3.406% due 03/17/2020		$130	91
4.875% due 03/17/2020		210	159
5.750% due 01/20/2020		70	55
6.625% due 01/16/2034	GBP	100	88
6.750% due 01/27/2041		$1,200	760
7.875% due 03/15/2019		3,200	2,784

			23,142

Total Corporate Bonds & Notes (Cost $165,217)			141,567

MUNICIPAL BONDS & NOTES 6.6%

CALIFORNIA 1.9%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030		600	667
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		3,600	4,081

			4,748

ILLINOIS 2.5%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040		6,000	6,379

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		395	320

WEST VIRGINIA 2.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		6,130	5,379

Total Municipal Bonds & Notes (Cost $15,942)			16,826

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
3.500% due 12/25/2032 (a)	$911	$115
4.000% due 11/25/2042 (a)	3,235	467
13.718% due 12/25/2040	132	209
Freddie Mac
2.563% due 11/25/2055	4,186	2,357
7.977% due 12/25/2027	2,000	1,810
9.145% due 11/15/2040	339	378
9.777% due 04/25/2028	1,100	1,052
10.927% due 05/25/2028	275	268
11.177% due 03/25/2025	300	310

Total U.S. Government Agencies (Cost $7,287)		6,966

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Floating Rate Notes
0.473% due 10/31/2017 (l)	1,165	1,165

Total U.S. Treasury Obligations (Cost $1,165)		1,165

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.6%
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	73	62
Banc of America Funding Trust
6.000% due 08/25/2036 ^	2,720	2,678
6.000% due 03/25/2037 ^	1,437	1,239
BCAP LLC Trust
5.283% due 03/26/2037	700	203
21.468% due 06/26/2036	126	36
Bear Stearns ALT-A Trust
0.747% due 06/25/2046 ^	3,046	2,226
2.692% due 11/25/2036 ^	311	218
2.942% due 09/25/2035 ^	542	445
Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036	894	849
Chase Mortgage Finance Trust
2.679% due 12/25/2035 ^	8	7
6.000% due 02/25/2037 ^	739	620
6.000% due 07/25/2037 ^	463	387
6.250% due 10/25/2036 ^	1,495	1,295
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	95	95
Citigroup Mortgage Loan Trust, Inc.
0.577% due 12/25/2036	4,773	2,544
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	1,947	1,686
6.000% due 08/25/2037 ^	836	718
Countrywide Alternative Loan Trust
5.274% due 04/25/2036 ^	867	667
5.500% due 03/25/2035	243	202
5.500% due 12/25/2035 ^	2,693	2,364
5.500% due 03/25/2036 ^	117	99
5.750% due 01/25/2035	291	294
6.000% due 02/25/2035	275	285
6.000% due 08/25/2036 ^	140	130
6.000% due 04/25/2037 ^	904	708
6.250% due 11/25/2036 ^	583	550
6.250% due 12/25/2036 ^	1,320	1,070
6.500% due 08/25/2036 ^	363	274
Countrywide Home Loan Mortgage Pass-Through Trust
2.725% due 02/20/2035	48	48
5.500% due 10/25/2035 ^	619	581
5.750% due 03/25/2037 ^	455	418
6.250% due 09/25/2036 ^	496	455

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 02/25/2037 ^		$293	$257
6.750% due 08/25/2036 ^		1,094	872
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
1.727% due 06/25/2034		2,030	1,469
Epic Drummond Ltd.
0.044% due 01/25/2022	EUR	1,453	1,419
GSR Mortgage Loan Trust
5.500% due 05/25/2036 ^		$90	87
6.000% due 02/25/2036 ^		3,725	3,138
HarborView Mortgage Loan Trust
1.146% due 01/19/2035		308	276
2.683% due 07/19/2035		48	42
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		1,935	1,235
JPMorgan Alternative Loan Trust
2.620% due 03/25/2037 ^		1,381	1,054
2.870% due 03/25/2036 ^		1,524	1,202
JPMorgan Mortgage Trust
2.653% due 01/25/2037 ^		470	420
2.744% due 02/25/2036 ^		426	373
5.000% due 03/25/2037 ^		754	639
6.000% due 08/25/2037 ^		197	174
Lehman XS Trust
0.647% due 06/25/2047		1,653	1,182
Merrill Lynch Mortgage Investors Trust
2.720% due 03/25/2036 ^		1,367	920
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		784	626
6.000% due 03/25/2037 ^		605	425
6.000% due 05/25/2037 ^		1,205	1,039
6.000% due 07/25/2037 ^		920	657
6.250% due 09/25/2037 ^		1,547	1,106
Residential Funding Mortgage Securities, Inc. Trust
3.774% due 08/25/2036 ^		1,567	1,385
6.000% due 09/25/2036 ^		189	173
6.000% due 06/25/2037 ^		2,509	2,218
Structured Adjustable Rate Mortgage Loan Trust
2.676% due 11/25/2036 ^		1,424	1,116
2.724% due 01/25/2036 ^		1,147	878
4.148% due 07/25/2036 ^		520	435
4.688% due 03/25/2037 ^		486	343
Suntrust Adjustable Rate Mortgage Loan Trust
2.771% due 04/25/2037 ^		1,524	1,296
2.818% due 02/25/2037 ^		252	221
WaMu Mortgage Pass-Through Certificates Trust
2.149% due 12/25/2046		402	370
2.409% due 09/25/2036 ^		184	167
4.275% due 02/25/2037 ^		461	426
6.009% due 10/25/2036 ^		666	555
Wells Fargo Mortgage-Backed Securities Trust
2.671% due 07/25/2036 ^		273	257
5.750% due 03/25/2037 ^		275	269
6.000% due 06/25/2037 ^		157	158
6.000% due 07/25/2037 ^		250	247

Total Non-Agency Mortgage-Backed Securities (Cost $49,422)			52,579

ASSET-BACKED SECURITIES 27.2%
Argent Securities Trust
0.617% due 03/25/2036		7,936	3,804
Asset-Backed Funding Certificates Trust
0.577% due 10/25/2036		7,584	6,429
Bear Stearns Asset-Backed Securities Trust
6.500% due 10/25/2036 ^		250	191

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CIFC Funding Ltd.
0.000% due 05/24/2026 (e)		$1,200	$801
0.000% due 07/22/2026 (e)		1,000	543
Countrywide Asset-Backed Certificates
0.627% due 06/25/2047		7,178	5,202
0.682% due 09/25/2046 ^		2,924	1,901
0.987% due 12/25/2035		5,550	5,267
Countrywide Asset-Backed Certificates Trust
5.104% due 08/25/2035		3,000	2,957
GSAMP Trust
0.687% due 02/25/2046		5,099	3,775
1.402% due 03/25/2035 ^		8,403	5,347
JPMorgan Mortgage Acquisition Corp.
0.717% due 01/25/2036		431	366
JPMorgan Mortgage Acquisition Trust
0.742% due 04/25/2036		6,000	4,045
Lehman XS Trust
6.290% due 06/24/2046		2,973	2,473
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035		196	197
Mid-State Trust
6.340% due 10/15/2036		641	685
Morgan Stanley ABS Capital, Inc. Trust
1.417% due 06/25/2035		500	449
Morgan Stanley Capital, Inc. Trust
0.717% due 01/25/2036		4,077	3,677
Morgan Stanley Mortgage Loan Trust
0.547% due 04/25/2037		2,388	1,150
6.250% due 07/25/2047 ^		459	331
Residential Asset Mortgage Products Trust
0.707% due 09/25/2036		400	343
Residential Asset Securities Corp. Trust
0.897% due 09/25/2035		13,627	10,836
Securitized Asset-Backed Receivables LLC Trust
0.567% due 05/25/2036		6,382	3,517
Taberna Preferred Funding Ltd.
0.714% due 08/05/2036		284	208
0.714% due 08/05/2036 ^		5,333	3,893
Trainer Wortham First Republic CBO Ltd
1.820% due 11/06/2038		1,040	1,014

Total Asset-Backed Securities (Cost $69,349)			69,401

SOVEREIGN ISSUES 0.7%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	201,000	1,444
4.750% due 04/17/2019	EUR	300	271

Total Sovereign Issues (Cost $1,749)			1,715

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
TIG FinCo PLC (g)		91,836	92

Total Common Stocks (Cost $136)			92

PREFERRED SECURITIES 4.6%

BANKING & FINANCE 4.6%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)		5,200	6,510
GMAC Capital Trust
8.125% due 02/15/2040		207,100	5,270

Total Preferred Securities (Cost $11,390)			11,780

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	47

Schedule of Investments PIMCO Income Strategy Fund (Cont.)

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.5%

REPURCHASE AGREEMENTS (h) 2.1%
		$5,253

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 2.3%
Federal Home Loan Bank
0.157% due 02/03/2016	$900	900
0.269% due 02/12/2016	600	600
0.335% due 02/26/2016	3,800	3,799
0.345% due 02/02/2016	100	100
0.385% due 02/01/2016	400	400

		5,799

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.1%
0.256% due 02/18/2016 (d)(l)	$2,761	$2,761

Total Short-Term Instruments (Cost $13,813)		13,813

Total Investments in Securities (Cost $341,768)		320,649

Total Investments 125.7% (Cost $341,768)		$320,649

Financial Derivative Instruments (j)(k) (0.1%) (Cost or Premiums, net $279)		(240)

Preferred Shares (20.1%)		(51,275)

Other Assets and Liabilities, net (5.5%)		(14,115)

Net Assets Applicable to Common Shareholders 100.0%		$255,019

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon bond.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
TIG FinCo PLC	04/02/2015	$136	$92	0.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	0.550%	01/29/2016	02/01/2016	$3,800	U.S. Treasury Bonds 3.750% due 11/15/2043	$(3,886)	$3,800	$3,800
SSB	0.010	01/29/2016	02/01/2016	1,453	U.S. Treasury Notes 2.250% due 07/31/2021	(1,484)	1,453	1,453

Total Repurchase Agreements						$(5,370)	$5,253	$5,253

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.500%)	01/29/2016	02/12/2016		$(507)	$(507)
	(1.000)	12/31/2015	02/01/2016		(513)	(512)
MSC	1.000	01/08/2016	04/08/2016		(5,408)	(5,412)
RDR	(1.000)	01/22/2016	TBD	(2)	(730)	(730)
UBS	0.900	01/11/2016	04/11/2016		(2,592)	(2,593)

Total Reverse Repurchase Agreements						$(9,754)

(2)	Open maturity reverse repurchase agreement.

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

(3)	The average amount of borrowings outstanding during the period ended January 31, 2016 was $(14,880) at a weighted average interest rate of 0.622%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of January 31, 2016:

(i)	Securities with an aggregate market value of $10,810 have been pledged as collateral under the terms of the following master agreements as of January 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(1,019)	$0	$(1,019)	$1,148	$129
DEU	3,800	0	0	3,800	(3,886)	(86)
MSC	0	(5,412)	0	(5,412)	5,995	583
RDR	0	(730)	0	(730)	780	50
SSB	1,453	0	0	1,453	(1,484)	(31)
UBS	0	(2,593)	0	(2,593)	2,627	34

Total Borrowings and Other Financing Transactions	$5,253	$(9,754)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$(512)	$(507)	$(8,005)	$(730)	$(9,754)

Total Borrowings	$(512)	$(507)	$(8,005)	$(730)	$(9,754)

Gross amount of recognized liabilities for reverse repurchase agreements					$(9,754)

(j)   FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$4,455	$135	$(209)	$18	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	2,900	9	22	11	0

				$144	$(187)	$29	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	49

Schedule of Investments PIMCO Income Strategy Fund (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	06/17/2025	$	70,420	$6,223	$1,987	$424	$0
Pay	3-Month USD-LIBOR	3.500	06/19/2044		83,100	21,962	24,674	952	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		130,700	(4,333)	(10,931)	0	(1,314)
Pay	6-Month AUD-BBR-BBSW	3.000	12/17/2019	AUD	6,200	122	28	3	0
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025		3,900	186	89	6	0

						$24,160	$15,847	$1,385	$(1,314)

Total Swap Agreements						$24,304	$15,660	$1,414	$(1,314)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2016:

Cash of $3,529 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$1,414	$1,414	$0	$0	$(1,314)	$(1,314)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	02/2016	$		32,962		GBP	23,115	$0	$(26)
	03/2016		GBP	22,747	$		32,426	13	0
	06/2016		EUR	26			36	7	0
	06/2016	$		1		EUR	1	0	0

BRC	06/2016		EUR	5	$		7	2	0

CBK	02/2016		GBP	23,805			35,329	1,409	0
	02/2016	$		363		EUR	334	0	(1)
	03/2016		EUR	956	$		1,044	7	0

DUB	02/2016		BRL	7,152			1,769	0	(19)
	02/2016	$		1,807		BRL	7,152	0	(19)
	06/2016		EUR	3	$		4	1	0

HUS	02/2016		JPY	10,084			82	0	(1)

JPM	02/2016		AUD	347			244	0	(2)
	02/2016		BRL	7,152			1,750	0	(38)
	02/2016		EUR	1,097			1,189	2	(1)
	02/2016		JPY	7,179			58	0	(1)
	02/2016	$		1,769		BRL	7,152	19	0
	02/2016			5,341		EUR	4,887	0	(47)
	03/2016			419		BRL	1,761	18	0

MSB	02/2016		JPY	168,500	$		1,392	1	0
	02/2016	$		322		GBP	217	0	(13)
	06/2016		EUR	7	$		10	2	0

NAB	06/2016			15			21	4	0

SCX	02/2016		JPY	5,266			43	0	(1)
	02/2016	$		1,423		JPY	168,500	0	(31)
	03/2016		JPY	168,500	$		1,424	32	0

UAG	02/2016		EUR	9,738			10,644	95	0
	02/2016	$		6,057		EUR	5,590	0	(1)
	02/2016			669		GBP	473	5	0
	03/2016		EUR	5,590	$		6,061	1	0

Total Forward Foreign Currency Contracts								$1,618	$(201)

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Petrobras International Finance Co.	1.000%	12/20/2024	10.555%	$ 500	$(98)	$(132)	$0	$(230)

GST	Petrobras International Finance Co.	1.000	12/20/2024	10.555	700	(139)	(183)	0	(322)

HUS	Petrobras Global Finance BV	1.000	09/20/2020	11.018	20	(3)	(4)	0	(7)
	Petrobras International Finance Co.	1.000	12/20/2019	11.002	200	(16)	(43)	0	(59)
	Petrobras International Finance Co.	1.000	12/20/2024	10.555	800	(166)	(202)	0	(368)

MYC	Chesapeake Energy Corp.	5.000	09/20/2020	44.507	100	(10)	(58)	0	(68)
	Petrobras International Finance Co.	1.000	12/20/2019	11.002	4,100	(379)	(833)	0	(1,212)

						$(811)	$(1,455)	$0	$(2,266)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	1-Year BRL-CDI	11.250%	01/04/2021	BRL	14,750	$558	$(53)	$505	$0

CBK	Pay	3-Month USD-LIBOR	2.350	02/18/2021	$	61,500	358	313	671	0

DUB	Receive	1-Year BRL-CDI	15.900	01/04/2021	BRL	14,800	46	(64)	0	(18)
	Pay	3-Month USD-LIBOR	2.900	02/18/2026	$	26,300	172	188	360	0

UAG	Pay	1-Year BRL-CDI	11.250	01/04/2021	BRL	29,500	(44)	(965)	0	(1,009)

							$1,090	$(581)	$1,536	$(1,027)

Total Swap Agreements							$279	$(2,036)	$1,536	$(3,293)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of January 31, 2016:

(l)	Securities with an aggregate market value of $3,126 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$20	$0	$0	$20	$(26)	$0	$0	$(26)	$(6)	$0	$(6)
BPS	0	0	505	505	0	0	(230)	(230)	275	(350)	(75)
BRC	2	0	0	2	0	0	0	0	2	(10)	(8)
CBK	1,416	0	671	2,087	(1)	0	0	(1)	2,086	(1,880)	206
DUB	1	0	360	361	(38)	0	(18)	(56)	305	(388)	(83)
GST	0	0	0	0	0	0	(322)	(322)	(322)	264	(58)
HUS	0	0	0	0	(1)	0	(434)	(435)	(435)	659	224
JPM	39	0	0	39	(89)	0	0	(89)	(50)	0	(50)
MSB	3	0	0	3	(13)	0	0	(13)	(10)	0	(10)
MYC	0	0	0	0	0	0	(1,280)	(1,280)	(1,280)	1,212	(68)
NAB	4	0	0	4	0	0	0	0	4	0	4
SCX	32	0	0	32	(32)	0	0	(32)	0	0	0
UAG	101	0	0	101	(1)	0	(1,009)	(1,010)	(909)	991	82

Total Over the Counter	$1,618	$0	$1,536	$3,154	$(201)	$0	$(3,293)	$(3,494)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	51

Schedule of Investments PIMCO Income Strategy Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$29	$0	$0	$1,385	$1,414

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,618	$0	$1,618
Swap Agreements	0	0	0	0	1,536	1,536

	$0	$0	$0	$1,618	$1,536	$3,154

	$0	$29	$0	$1,618	$2,921	$4,568

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,314	$1,314

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$201	$0	$201
Swap Agreements	0	2,266	0	0	1,027	3,293

	$0	$2,266	$0	$201	$1,027	$3,494

	$0	$2,266	$0	$201	$2,341	$4,808

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(122)	$0	$0	$(5,884)	$(6,006)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,987	$0	$1,987
Swap Agreements	0	34	0	0	(1,632)	(1,598)

	$0	$34	$0	$1,987	$(1,632)	$389

	$0	$(88)	$0	$1,987	$(7,516)	$(5,617)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(75)	$0	$0	$4,932	$4,857

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,209	$0	$1,209
Swap Agreements	0	(1,072)	0	0	(458)	(1,530)

	$0	$(1,072)	$0	$1,209	$(458)	$(321)

	$0	$(1,147)	$0	$1,209	$4,474	$4,536

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,770	$975	$4,745
Corporate Bonds & Notes
Banking & Finance	0	76,138	3,980	80,118
Industrials	0	38,307	0	38,307
Utilities	0	23,142	0	23,142
Municipal Bonds & Notes
California	0	4,748	0	4,748
Illinois	0	6,379	0	6,379
Virginia	0	320	0	320
West Virginia	0	5,379	0	5,379
U.S. Government Agencies	0	4,609	2,357	6,966
U.S. Treasury Obligations	0	1,165	0	1,165
Non-Agency Mortgage-Backed Securities	0	52,579	0	52,579
Asset-Backed Securities	0	69,401	0	69,401
Sovereign Issues	0	1,715	0	1,715
Common Stocks
Financials	0	0	92	92
Preferred Securities
Banking & Finance	5,270	6,510	0	11,780

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2016
Short-Term Instruments
Repurchase Agreements	$0	$5,253	$0	$5,253
Short-Term Notes	0	5,799	0	5,799
U.S. Treasury Bills	0	2,761	0	2,761

Total Investments	$5,270	$307,975	$7,404	$320,649

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,414	0	1,414
Over the counter	0	3,154	0	3,154
	$0	$4,568	$0	$4,568

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,314)	0	(1,314)
Over the counter	0	(3,494)	0	(3,494)
	$0	$(4,808)	$0	$(4,808)

Totals	$5,270	$307,735	$7,404	$320,409

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2016:

Category and Subcategory	Beginning Balance at 07/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,039	$0	$3	$0	$(67)	$0	$0	$975	$(67)
Corporate Bonds & Notes
Banking & Finance	2,665	1,293	(31)	1	0	52	0	0	3,980	56
U.S. Government Agencies	0	2,479	(14)	3	6	(117)	0	0	2,357	(117)
Common Stocks
Financials	96	0	0	0	0	(4)	0	0	92	(4)

Totals	$2,761	$4,811	$(45)	$7	$6	$(136)	$0	$0	$7,404	$(132)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2016	Valuation Technique		Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$975	Proxy Pricing		Base Price	97.00
Corporate Bonds & Notes Banking & Finance	1,304	Other Valuation Techniques (2)		—	—
	2,676	Proxy Pricing		Base Price	113.30
U.S. Government Agencies	2,357	Proxy Pricing		Base Price	56.31
Common Stocks
Financials	92	Other Valuation Techniques	(2)	—	—

Total	$7,404

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	53

Schedule of Investments PIMCO Income Strategy Fund II

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.8%

BANK LOAN OBLIGATIONS 1.5%
iHeartCommunications, Inc.
7.178% due 01/30/2019		$6,800	$	4,532
Sequa Corp.
5.250% due 06/19/2017		5,276		3,548

Total Bank Loan Obligations (Cost $11,273)				8,080

CORPORATE BONDS & NOTES 52.0%

BANKING & FINANCE 28.5%
AGFC Capital Trust
6.000% due 01/15/2067		1,800		1,233
American International Group, Inc.
6.250% due 03/15/2087 (i)		11,608		12,595
8.175% due 05/15/2068		300		391
Banco do Brasil S.A.
6.250% due 04/15/2024 (f)		3,700		1,804
9.000% due 06/18/2024 (f)		4,509		2,728
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	3,000		1,154
4.000% due 01/21/2019 ^		8,100		3,115
4.750% due 01/15/2018 ^		2,300		885
Banco Santander S.A.
6.250% due 09/11/2021 (f)		1,600		1,585
Barclays Bank PLC
7.625% due 11/21/2022		$2,200		2,463
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	1,500		1,572
8.000% due 12/15/2020 (f)		3,900		4,444
BGC Partners, Inc.
5.375% due 12/09/2019		$6,370		6,579
Blackstone CQP Holdco LP
9.296% due 03/19/2019		2,600		2,608
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		6,600		6,484
Cantor Fitzgerald LP
6.500% due 06/17/2022 (i)		8,500		8,906
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	6,150		9,550
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023		$3,200		2,840
Credit Agricole S.A.
7.500% due 06/23/2026 (f)	GBP	3,600		4,867
7.875% due 01/23/2024 (f)		$2,800		2,733
Credit Suisse Group AG
7.500% due 12/11/2023 (f)		7,863		8,090
GSPA Monetization Trust
6.422% due 10/09/2029 (i)		4,892		5,559
Jefferies Finance LLC
6.875% due 04/15/2022		6,850		5,429
LBG Capital PLC
12.750% due 08/10/2020	GBP	300		430
15.000% due 12/21/2019	EUR	1,100		1,662
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	5,600		8,029
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,750		1,856
Nationwide Building Society
10.250% (f)	GBP	11		2,032
Navient Corp.
5.500% due 01/15/2019		$9,808		9,220
5.625% due 08/01/2033		150		99
8.450% due 06/15/2018		3,400		3,528

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Novo Banco S.A.
5.000% due 04/04/2019	EUR	311	$	267
5.000% due 04/23/2019		653		562
5.000% due 05/14/2019		431		371
5.000% due 05/21/2019		241		206
5.000% due 05/23/2019		240		205
OneMain Financial Holdings, Inc.
7.250% due 12/15/2021		$3,020		2,997
Rabobank Group
8.400% due 06/29/2017 (f)		700		747
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		200		204
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	4,463		5,244
6.052% due 10/13/2039		2,674		3,511
TIG FinCo PLC
8.500% due 03/02/2020		687		1,003
8.750% due 04/02/2020		3,804		4,702
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		$2,600		2,600
Western Group Housing LP
6.750% due 03/15/2057		5,500		6,438

				153,527

INDUSTRIALS 13.6%
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,470		906
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(i)		4,980		2,857
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		1,500		1,133
9.000% due 02/15/2020 ^		2,300		1,725
11.250% due 06/01/2017 ^		9,820		7,156
Centene Escrow Corp.
5.625% due 02/15/2021 (b)		140		143
6.125% due 02/15/2024 (b)		140		143
Chesapeake Energy Corp.
3.872% due 04/15/2019		480		128
Forbes Energy Services Ltd.
9.000% due 06/15/2019		1,164		460
Ford Motor Co.
7.700% due 05/15/2097 (i)		10,460		11,948
Harvest Operations Corp.
6.875% due 10/01/2017		4,353		3,069
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,400		1,370
iHeartCommunications, Inc.
9.000% due 09/15/2022		$1,200		786
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		6,338		2,789
8.125% due 06/01/2023		255		106
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		7,420		5,788
Pertamina Persero PT
6.450% due 05/30/2044		8,654		7,478
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,300		1,709
Scientific Games International, Inc.
10.000% due 12/01/2022		$3,300		2,310
Sequa Corp.
7.000% due 12/15/2017		7,918		2,079
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		2,100		2,055

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	1,000	$	1,482
Tembec Industries, Inc.
9.000% due 12/15/2019		$2,100		1,339
UCP, Inc.
8.500% due 10/21/2017		2,000		2,007
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	4,141		5,856
6.542% due 03/30/2021		1,572		2,318
Westmoreland Coal Co.
8.750% due 01/01/2022		$6,335		3,706

				72,846

UTILITIES 9.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		2,800		3,073
Frontier Communications Corp.
8.875% due 09/15/2020		440		443
10.500% due 09/15/2022		720		706
11.000% due 09/15/2025		720		697
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (i)		6,100		5,368
6.000% due 11/27/2023		13,900		13,039
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		300		300
Illinois Power Generating Co.
6.300% due 04/01/2020		3,035		1,351
7.000% due 04/15/2018		5,400		2,916
7.950% due 06/01/2032		700		305
Northwestern Bell Telephone
7.750% due 05/01/2030		12,625		14,357
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		393		145
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		4,227		972
6.750% due 10/01/2023		4,557		1,025
Petrobras Global Finance BV
2.750% due 01/15/2018	EUR	470		424
3.406% due 03/17/2020		$270		188
4.875% due 03/17/2020		450		340
5.750% due 01/20/2020		220		173
6.625% due 01/16/2034	GBP	100		88
6.750% due 01/27/2041		$2,400		1,520
7.875% due 03/15/2019		6,900		6,003

				53,433

Total Corporate Bonds & Notes (Cost $325,735)				279,806

MUNICIPAL BONDS & NOTES 9.2%

CALIFORNIA 2.9%
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036		3,000		3,404
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030		1,200		1,334
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2009
8.406% due 08/01/2039		1,650		2,130
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		7,500		8,503

				15,371

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	$180	$	186
7.750% due 01/01/2042	330		337

			523

OHIO 4.0%
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	21,000		21,823

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	835		675

WEST VIRGINIA 2.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	12,755		11,193

Total Municipal Bonds & Notes (Cost $43,743)			49,585

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
3.500% due 02/25/2042 (a)	1,438		173
4.500% due 11/25/2042 (a)	3,785		580
5.824% due 01/25/2040 (a)	554		109
Freddie Mac
2.563% due 11/25/2055	8,869		4,994
3.000% due 02/15/2033 (a)	3,083		370
3.500% due 12/15/2032 (a)	5,704		837
7.977% due 12/25/2027	3,900		3,529
9.777% due 04/25/2028	2,200		2,104
10.860% due 09/15/2035	1,337		1,436
10.927% due 05/25/2028	580		565
11.177% due 03/25/2025	749		775
Ginnie Mae
3.500% due 06/20/2042 - 10/20/2042 (a)	1,268		135
4.000% due 10/16/2042 - 10/20/2042 (a)	690		103

Total U.S. Government Agencies (Cost $16,516)			15,710

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Floating Rate Notes
0.473% due 10/31/2017 (k)(m)	4,868		4,867

Total U.S. Treasury Obligations (Cost $4,867)			4,867

NON-AGENCY MORTGAGE-BACKED SECURITIES 29.1%
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	170		145
Banc of America Funding Corp.
6.000% due 01/25/2037	9,449		6,877
Banc of America Funding Trust
3.099% due 01/20/2047 ^	50		42
BCAP LLC Trust
2.866% due 08/26/2037	14,339		8,468
2.932% due 08/28/2037	6,572		4,913
3.150% due 05/26/2036	239		5
4.323% due 07/26/2037	15,776		13,932
5.283% due 03/26/2037	1,458		423

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
6.090% due 12/26/2035		$5,229	$	4,201
6.250% due 11/26/2036		5,762		4,874
10.446% due 05/26/2037		1,260		512
11.672% due 09/26/2036		5,613		4,739
21.468% due 06/26/2036		252		73
Bear Stearns ALT-A Trust
0.927% due 01/25/2036 ^		1,963		1,579
2.610% due 11/25/2035		9,715		7,670
2.692% due 11/25/2036 ^		623		436
2.942% due 09/25/2035 ^		1,134		930
Chase Mortgage Finance Trust
2.679% due 12/25/2035 ^		16		15
5.500% due 05/25/2036 ^		60		57
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037		190		189
6.000% due 09/25/2037		2,177		2,275
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		3,999		3,462
6.000% due 08/25/2037 ^		1,741		1,495
Countrywide Alternative Loan Trust
5.274% due 04/25/2036 ^		1,788		1,376
5.500% due 03/25/2035		499		417
5.500% due 01/25/2036		1,177		1,070
5.500% due 03/25/2036 ^		189		161
5.750% due 01/25/2035		604		611
5.750% due 02/25/2035		681		672
5.750% due 12/25/2036 ^		1,171		916
6.000% due 02/25/2035		572		594
6.000% due 04/25/2036		813		699
6.000% due 04/25/2037 ^		2,720		2,082
6.250% due 11/25/2036 ^		1,198		1,131
6.250% due 12/25/2036 ^		852		690
6.500% due 08/25/2036 ^		726		549
Countrywide Home Loan Mortgage Pass-Through Trust
0.717% due 03/25/2035 ^		7,190		5,921
5.750% due 03/25/2037 ^		951		874
6.000% due 07/25/2037		2,824		2,422
6.250% due 09/25/2036 ^		1,020		935
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 11/25/2035 ^		694		538
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036 ^		264		220
6.750% due 08/25/2036 ^		2,218		1,769
Epic Drummond Ltd.
0.044% due 01/25/2022	EUR	3,006		2,936
First Horizon Alternative Mortgage Securities Trust
6.000% due 05/25/2036 ^		$1,227		1,020
6.000% due 08/25/2036 ^		1,981		1,618
First Horizon Mortgage Pass-Through Trust
2.711% due 05/25/2037 ^		617		493
2.750% due 11/25/2035 ^		1,244		1,011
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		4,091		2,610
JPMorgan Alternative Loan Trust
2.620% due 03/25/2037 ^		1,899		1,449
2.707% due 05/25/2036 ^		2,996		2,448
2.870% due 03/25/2036 ^		3,217		2,537
JPMorgan Mortgage Trust
2.684% due 10/25/2035		464		452
2.744% due 02/25/2036 ^		738		646
6.000% due 08/25/2037 ^		344		304
6.500% due 09/25/2035		138		142
Lehman Mortgage Trust
6.000% due 07/25/2036 ^		1,331		985
6.000% due 07/25/2037 ^		2,133		1,948
6.500% due 09/25/2037 ^		4,276		3,286

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Lehman XS Trust
0.647% due 06/25/2047	$3,491	$	2,498
MASTR Asset Securitization Trust
6.500% due 11/25/2037 ^	729		593
Merrill Lynch Mortgage Investors Trust
2.720% due 03/25/2036 ^	2,665		1,793
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^	18		15
RBSSP Resecuritization Trust
0.582% due 02/26/2047	8,061		7,430
Residential Accredit Loans, Inc. Trust
3.713% due 12/26/2034 ^	1,826		1,509
6.000% due 08/25/2036 ^	555		457
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^	1,622		1,295
6.000% due 03/25/2037 ^	2,199		1,544
6.000% due 05/25/2037 ^	2,513		2,167
6.000% due 07/25/2037 ^	1,955		1,396
6.250% due 09/25/2037 ^	3,299		2,360
Residential Funding Mortgage Securities, Inc. Trust
3.512% due 09/25/2035	2,578		2,238
3.774% due 08/25/2036 ^	2,726		2,409
Structured Adjustable Rate Mortgage Loan Trust
2.676% due 11/25/2036 ^	4,178		3,274
2.724% due 01/25/2036 ^	3,442		2,634
4.148% due 07/25/2036 ^	1,060		885
Suntrust Adjustable Rate Mortgage Loan Trust
2.818% due 02/25/2037 ^	505		443
WaMu Mortgage Pass-Through Certificates Trust
4.275% due 02/25/2037 ^	922		852
4.412% due 07/25/2037 ^	1,727		1,595
4.439% due 05/25/2037 ^	2,368		2,094
6.009% due 10/25/2036 ^	1,332		1,110
Wells Fargo Mortgage-Backed Securities Trust
2.671% due 07/25/2036 ^	570		538
5.750% due 03/25/2037 ^	550		539

Total Non-Agency Mortgage-Backed Securities (Cost $149,848)			156,512

ASSET-BACKED SECURITIES 19.9%
Apidos CLO
0.000% due 07/22/2026 (e)	1,500		693
Argent Securities Trust
0.617% due 03/25/2036	3,211		1,539
Bear Stearns Asset-Backed Securities Trust
0.567% due 10/25/2036 ^	7,564		5,986
6.500% due 10/25/2036 ^	400		306
CIFC Funding Ltd.
0.000% due 05/24/2026 (e)	2,400		1,603
0.000% due 07/22/2026 (e)	1,500		814
Citigroup Mortgage Loan Trust, Inc.
0.577% due 12/25/2036	20,151		10,743
Countrywide Asset-Backed Certificates
0.567% due 12/25/2046	22,833		17,987
0.627% due 06/25/2047	15,049		10,907
Countrywide Asset-Backed Certificates Trust
1.177% due 11/25/2035	4,008		2,778
Fremont Home Loan Trust
0.577% due 01/25/2037	17,181		8,660
Greenpoint Manufactured Housing
8.140% due 03/20/2030	1,646		1,743
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.587% due 07/25/2037	3,731		2,292

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	55

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
JPMorgan Mortgage Acquisition Corp.
0.717% due 01/25/2036		$889	$	755
Lehman XS Trust
6.290% due 06/24/2046		5,013		4,170
Long Beach Mortgage Loan Trust
0.727% due 01/25/2036		5,000		2,827
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035		399		402
Mid-State Trust
6.340% due 10/15/2036		1,344		1,437
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^		919		663
Specialty Underwriting & Residential Finance Trust
0.927% due 09/25/2036		14,080		9,084
Taberna Preferred Funding Ltd.
0.694% due 12/05/2036		10,108		7,884
0.714% due 08/05/2036 ^		11,804		8,617
1.083% due 07/05/2035		7,048		5,286

Total Asset-Backed Securities (Cost $108,855)				107,176

SOVEREIGN ISSUES 0.8%
Autonomous Community of Valencia
2.289% due 09/03/2017	EUR	2,500		2,730

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	204,000	$	1,466
4.750% due 04/17/2019	EUR	300		271

Total Sovereign Issues (Cost $4,882)				4,467

		SHARES
COMMON STOCKS 0.1%

FINANCIALS 0.1%
TIG FinCo PLC (g)		496,900		496

Total Common Stocks (Cost $737)				496

PREFERRED SECURITIES 4.7%

BANKING & FINANCE 4.7%
Citigroup Capital
6.983% due 10/30/2040		260,000		6,648
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)		14,900		18,653

Total Preferred Securities (Cost $23,789)				25,301

SHORT-TERM INSTRUMENTS 4.7%

REPURCHASE AGREEMENTS (g) 3.0%
				16,400

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
SHORT-TERM NOTES 0.8%
Federal Home Loan Bank
0.279% due 02/17/2016	$200	$	200
0.335% due 02/26/2016	3,900		3,899

			4,099

U.S. TREASURY BILLS 0.9%
0.255% due 02/18/2016 (d)(m)	4,957		4,956

Total Short-Term Instruments (Cost $25,455)			25,455

Total Investments in Securities (Cost $715,700)			677,455

Total Investments 125.8% (Cost $715,700)		$	677,455

Financial Derivative Instruments (j)(l) 0.0% (Cost or Premiums, net $481)			(234)

Preferred Shares (17.2%)			(92,450)

Other Assets and Liabilities, net (8.6%)			(46,368)

Net Assets Applicable to Common Shareholders 100.0%		$	538,403

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon bond.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
TIG FinCo PLC	04/02/2015	$737	$496	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.540%	01/29/2016	02/01/2016	$600	U.S. Treasury Notes 1.625% due 06/30/2019	$(613)	$600	$600
BPG	0.550	01/29/2016	02/01/2016	12,600	U.S. Treasury Floating Rate Note 0.382% due 07/31/2017	(12,864)	12,600	12,601
DEU	0.550	01/29/2016	02/01/2016	3,200	U.S. Treasury Bonds 3.750% due 11/15/2043	(3,272)	3,200	3,200

Total Repurchase Agreements						$(16,749)	$16,400	$16,401

(1)	Includes accrued interest.

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(1.000%)	12/31/2015	02/01/2016		$(513)	$(512)
	(0.500)	01/29/2016	TBD	(2)	(507)	(507)
JML	1.250	01/22/2016	02/22/2016		(3,390)	(3,391)
MSC	0.650	10/30/2015	02/01/2016		(5,076)	(5,085)
	1.000	02/01/2016	05/02/2016		(4,980)	(4,980)
RDR	0.760	11/23/2015	02/23/2016		(8,630)	(8,643)
	1.000	01/22/2016	TBD	(2)	(187)	(187)
SAL	(0.500)	01/14/2016	02/01/2016		(1,821)	(1,820)
UBS	0.900	01/11/2016	04/11/2016		(7,889)	(7,893)
	1.440	01/04/2016	07/05/2016		(5,012)	(5,018)

Total Reverse Repurchase Agreements						$(38,036)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended January 31, 2016 was $(43,276) at a weighted average interest rate of 0.686%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of January 31, 2016:

(i)	Securities with an aggregate market value of $41,573 have been pledged as collateral under the terms of the following master agreements as of January 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$600	$(1,019)	$0	$(419)	$535	$116
BPG	12,601	0	0	12,601	(12,864)	(263)
DEU	3,200	0	0	3,200	(3,272)	(72)
JML	0	(3,391)	0	(3,391)	4,400	1,009
MSC	0	(10,065)	0	(10,065)	11,118	1,053
RDR	0	(8,830)	0	(8,830)	9,107	277
SAL	0	(1,820)	0	(1,820)	0	(1,820)
SBI	0	0	0	0	2,083	2,083
UBS	0	(12,911)	0	(12,911)	13,718	807

Total Borrowings and Other Financing Transactions	$16,401	$(38,036)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$(7,417)	$(12,034)	$(7,893)	$(5,712)	$(33,056)

Total Borrowings	$(7,417)	$(12,034)	$(7,893)	$(5,712)	$(33,056)

Gross amount of recognized liabilities for reverse repurchase agreements (5)					$(33,056)

(5)	Unsettled reverse repurchase agreements liability of $(4,980) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	57

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
Index/Tranches						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$9,009	$272	$(422)	$35	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	12,300	39	(58)	48	0

				$311	$(480)	$83	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	06/17/2025	$ 149,020	$13,169	$4,078	$897	$0
Pay	3-Month USD-LIBOR	3.500	06/19/2044	201,500	53,256	59,830	2,310	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	312,300	(10,370)	(26,119)	0	(3,139)
Pay	6-Month AUD-BBR-BBSW	3.000	12/17/2019	AUD 12,900	253	59	7	0
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025	8,100	385	184	12	0

					$56,693	$38,032	$3,226	$(3,139)

Total Swap Agreements					$57,004	$37,552	$3,309	$(3,139)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2016:

(k)	Securities with an aggregate market value of $3,233 and cash of $5,142 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$3,309	$3,309	$0	$0	$ (3,139)	$ (3,139)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	02/2016	$		53,808	GBP	37,731	$0	$(46)
	03/2016		GBP	37,004	$	52,750	21	0
	06/2016		EUR	1,940		2,656	546	0
	06/2016	$		113	EUR	84	0	(22)

BRC	06/2016		EUR	368	$	506	106	0

CBK	02/2016		GBP	38,696		57,428	2,290	0
	02/2016	$		725	EUR	667	0	(3)
	02/2016			691	GBP	463	0	(31)

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
DUB	02/2016		BRL	14,877	$	3,680	$0	$(40)
	02/2016	$		3,760	BRL	14,877	0	(40)
	06/2016		EUR	205	$	281	58	0
	06/2016	$		23	EUR	17	0	(4)

HUS	02/2016		JPY	14,142	$	115	0	(2)

JPM	02/2016		AUD	840		590	0	(4)
	02/2016		BRL	14,878		3,642	0	(78)
	02/2016		EUR	2,074		2,247	2	(2)
	02/2016		JPY	10,530		86	0	(1)
	02/2016	$		3,680	BRL	14,877	40	0
	02/2016			11,147	EUR	10,199	0	(98)
	03/2016			852	BRL	3,585	36	0

MSB	02/2016		JPY	167,800	$	1,387	1	0
	06/2016		EUR	516		710	149	0

NAB	06/2016			1,123		1,542	320	0
	07/2016			70		95	19	0

SCX	02/2016	$		1,417	JPY	167,800	0	(31)
	03/2016		JPY	167,800	$	1,418	31	0

UAG	02/2016		EUR	28,645		31,311	280	0
	02/2016	$		21,403	EUR	19,754	0	(4)
	02/2016			1,365	GBP	965	10	0
	03/2016		EUR	19,754	$	21,418	4	0

Total Forward Foreign Currency Contracts							$3,913	$(406)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Petrobras International Finance Co.	1.000%	12/20/2024	10.555%	$ 1,000	$(195)	$(265)	$0	$(460)

GST	Petrobras Global Finance BV	1.000	09/20/2020	11.018	10	(1)	(2)	0	(3)
	Petrobras International Finance Co.	1.000	12/20/2024	10.555	1,400	(278)	(365)	0	(643)

HUS	Petrobras Global Finance BV	1.000	09/20/2020	11.018	40	(6)	(7)	0	(13)
	Petrobras International Finance Co.	1.000	12/20/2019	11.002	300	(25)	(64)	0	(89)
	Petrobras International Finance Co.	1.000	12/20/2024	10.555	1,700	(353)	(428)	0	(781)

MYC	Chesapeake Energy Corp.	5.000	09/20/2020	44.507	300	(30)	(174)	0	(204)
	Petrobras International Finance Co.	1.000	12/20/2019	11.002	8,700	(805)	(1,768)	0	(2,573)

						$(1,693)	$(3,073)	$0	$(4,766)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	1-Year BRL-CDI	11.250%	01/04/2021		BRL	30,900	$1,168	$(111)	$1,057	$0

CBK	Pay	3-Month USD-LIBOR	2.350	02/18/2021	$		111,600	650	568	1,218	0

DUB	Receive	1-Year BRL-CDI	15.900	01/04/2021		BRL	31,000	96	(135)	0	(39)
	Pay	3-Month USD-LIBOR	2.900	02/18/2026	$		53,700	352	384	736	0

UAG	Pay	1-Year BRL-CDI	11.250	01/04/2021		BRL	61,900	(92)	(2,025)	0	(2,117)

								$2,174	$(1,319)	$3,011	$(2,156)

Total Swap Agreements								$481	$(4,392)	$3,011	$(6,922)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	59

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of January 31, 2016:

(m)	Securities with an aggregate market value of $6,290 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$567	$0	$0	$567	$(68)	$0	$0	$(68)	$499	$(500)	$(1)
BPS	0	0	1,057	1,057	0	0	(460)	(460)	597	(760)	(163)
BRC	106	0	0	106	0	0	0	0	106	0	106
CBK	2,290	0	1,218	3,508	(34)	0	0	(34)	3,474	(2,946)	528
DUB	58	0	736	794	(84)	0	(39)	(123)	671	(840)	(169)
GST	0	0	0	0	0	0	(646)	(646)	(646)	538	(108)
HUS	0	0	0	0	(2)	0	(883)	(885)	(885)	864	(21)
JPM	78	0	0	78	(183)	0	0	(183)	(105)	0	(105)
MSB	150	0	0	150	0	0	0	0	150	(140)	10
MYC	0	0	0	0	0	0	(2,777)	(2,777)	(2,777)	2,752	(25)
NAB	339	0	0	339	0	0	0	0	339	(270)	69
SCX	31	0	0	31	(31)	0	0	(31)	0	0	0
UAG	294	0	0	294	(4)	0	(2,117)	(2,121)	(1,827)	1,967	140

Total Over the Counter	$3,913	$0	$3,011	$6,924	$(406)	$0	$(6,922)	$(7,328)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$83	$0	$0	$3,226	$3,309

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,913	$0	$3,913
Swap Agreements	0	0	0	0	3,011	3,011

	$0	$0	$0	$3,913	$3,011	$6,924

	$0	$83	$0	$3,913	$6,237	$10,233

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$3,139	$3,139

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$406	$0	$406
Swap Agreements	0	4,766	0	0	2,156	6,922

	$0	$4,766	$0	$406	$2,156	$7,328

	$0	$4,766	$0	$406	$5,295	$10,467

60	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2016 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(127)	$0	$0	$(15,030)	$(15,157)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,240	$0	$3,240
Swap Agreements	0	72	0	0	(3,576)	(3,504)

	$0	$72	$0	$3,240	$(3,576)	$(264)

	$0	$(55)	$0	$3,240	$(18,606)	$(15,421)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(243)	$0	$0	$11,887	$11,644

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,900	$0	$1,900
Swap Agreements	0	(2,281)	0	0	(885)	(3,166)

	$0	$(2,281)	$0	$1,900	$(885)	$(1,266)

	$0	$(2,524)	$0	$1,900	$11,002	$10,378

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$8,080	$0	$8,080
Corporate Bonds & Notes
Banking & Finance	0	145,360	8,167	153,527
Industrials	0	70,839	2,007	72,846
Utilities	0	53,433	0	53,433
Municipal Bonds & Notes
California	0	15,371	0	15,371
Illinois	0	523	0	523
Ohio	0	21,823	0	21,823
Virginia	0	675	0	675
West Virginia	0	11,193	0	11,193
U.S. Government Agencies	0	10,716	4,994	15,710
U.S. Treasury Obligations	0	4,867	0	4,867
Non-Agency Mortgage-Backed Securities	0	156,512	0	156,512
Asset-Backed Securities	0	107,176	0	107,176
Sovereign Issues	0	4,467	0	4,467
Common Stocks
Financials	0	0	496	496
Preferred Securities
Banking & Finance	6,648	18,653	0	25,301

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2016
Short-Term Instruments
Repurchase Agreements	$0	$16,400	$0	$16,400
Short-Term Notes	0	4,099	0	4,099
U.S. Treasury Bills	0	4,956	0	4,956

Total Investments	$6,648	$655,143	$15,664	$677,455

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,309	0	3,309
Over the counter	0	6,924	0	6,924
	$0	$10,233	$0	$10,233

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,139)	0	(3,139)
Over the counter	0	(7,328)	0	(7,328)
	$0	$(10,467)	$0	$(10,467)

Totals	$6,648	$654,909	$15,664	$677,221

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2016:

Category and Subcategory	Beginning Balance at 07/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$5,535	$2,587	$(64)	$1	$1	$107	$0	$0	$8,167	$115
Industrials	2,007	0	0	1	0	(1)	0	0	2,007	(2)
U.S. Government Agencies	0	5,254	(31)	13	12	(254)	0	0	4,994	(254)
Common Stocks
Financials	520	0	0	0	0	(24)	0	0	496	(24)

Totals	$8,062	$7,841	$(95)	$15	$13	$(172)	$0	$0	$15,664	$(165)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2016	61

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)

January 31, 2016 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$2,608	Other Valuation Techniques (2)	—	—
	5,559	Proxy Pricing	Base Price	113.30
Industrials	2,007	Proxy Pricing	Base Price	100.09
U.S. Government Agencies	4,994	Proxy Pricing	Base Price	56.31
Common Stocks
Financials	496	Other Valuation Techniques (2)	—	—

Total	$15,664

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

62	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Notes to Financial Statements

January 31, 2016 (Unaudited)

1. ORGANIZATION

PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II (each a “Fund” and collectively the “Funds”) are organized as closed-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”), and the rules and regulations thereunder. PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II were organized as Massachusetts business trusts on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date
PIMCO Corporate & Income Opportunity Fund	September 13, 2002
PIMCO Corporate & Income Strategy Fund	October 17, 2001
PIMCO High Income Fund	February 18, 2003
PIMCO Income Strategy Fund	June 19, 2003
PIMCO Income Strategy Fund II	June 30, 2004

Each Fund has authorized an unlimited number of Common Shares at a par value of $0.00001 per share.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed- delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex- dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation/depreciation on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statements of Operations.

SEMIANNUAL REPORT	JANUARY 31, 2016	63

Notes to Financial Statements (Cont.)

(c) Distributions — Common Shares  The Funds intend to declare distributions from net investment income and gains from the sale of portfolio securities and other sources to common shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may engage in investment strategies, including the use of derivatives, to, among other things, generate current, distributable income without regard to possible declines in the Fund’s net asset value. A Fund’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains for monthly distributions even in situations when the Fund has experienced a decline in net assets, including losses due to adverse changes in securities markets or the Fund’s portfolio of investments, including derivatives. Consequently, common shareholders may receive distributions and owe tax at a time when their investment in a Fund has declined in value, which tax may be at ordinary income rates. Also, the tax treatment of certain derivatives may be open to different interpretations. Any recharacterization of payments made or received by a Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of distributions.

(d) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-11 that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Funds have adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The net asset value (“NAV”) of a Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official

64	PIMCO CLOSED-END FUNDS

January 31, 2016 (Unaudited)

closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S.

securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Fund is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Fund is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market-based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market-based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition,

SEMIANNUAL REPORT	JANUARY 31, 2016	65

Notes to Financial Statements (Cont.)

market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedules of Investments of each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedules of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

66	PIMCO CLOSED-END FUNDS

January 31, 2016 (Unaudited)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices, are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and

SEMIANNUAL REPORT	JANUARY 31, 2016	67

Notes to Financial Statements (Cont.)

proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Funds’ valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of direct investments, participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund or Funds. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.

In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When a Fund purchases assignments from lenders it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below- investment grade securities. The Funds may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans or acting as an originator of loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, lender liability, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans. To the extent that a Fund originates a loan, it may be responsible for all or a substantial portion of the expenses associated with initiating the loan. This may include significant legal and due diligence expenses, which will be indirectly borne by the Fund and its shareholders. A Fund may pay fees and expenses associated with originating a loan, including significant legal and due diligence expenses, irrespective of whether the loan transaction is ultimately consummated or closed.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of January 31, 2016, the Funds had no unfunded loan commitments outstanding.

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Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations (“CMOs”)  are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Fund may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi- class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A Fund may invest in various tranches of CMO bonds, including support bonds.

Collateralized Debt Obligations (“CDOs”)  include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is typically backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CBO or CLO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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Stripped Mortgage-Backed Securities (“SMBS”)  are derivative multi- class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at January 31, 2016 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price (see Note 7, Principal Risks).

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds may use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

PIMCO Corporate & Income Opportunity Fund is subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to recent rule changes by the Commodity Futures Trading Commission (the “CFTC”). The Manager has registered with the CFTC as a Commodity Pool Operator and a Commodity Trading Adviser with respect to the Fund, and is a member of the National Futures Association. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply to PIMCO Corporate & Income Opportunity Fund. Compliance with the CFTC’s regulatory requirements could increase PIMCO Corporate & Income Opportunity Fund’s expenses, adversely affecting its total return.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. The contractual obligations of a buyer or seller of a forward foreign currency contract may generally be satisfied by taking or making physical delivery of the underlying currency, establishing an opposite position in the contract and recognizing the profit or loss on both positions simultaneously on the delivery date or, in some instances, paying a cash settlement before the designated date of delivery. These

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contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. Although forwards may be intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap (see below), however, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its

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total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market-based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Credit default swaps on indices are instruments often used to attempt to protect investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment

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objectives. If a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Asset Segregation  Certain of the transactions described above can be viewed as constituting a form of borrowing or financing transaction by the Fund. In such event, a Fund may, but is not required to cover its commitment under such transactions by segregating or “earmarking” assets in accordance with procedures adopted by the Board of Trustees, in which case such transactions will not be considered “senior securities” by the Fund. With respect to forwards, futures contracts, options and swaps that are contractually permitted or required to cash settle (i.e., where physical delivery of the underlying reference asset is not required), a Fund is permitted to segregate or earmark liquid assets equal to the Fund’s daily marked-to-market net obligation under the derivative instrument, if any, rather than the derivative’s full notional value. By segregating or earmarking liquid assets equal to only its net marked-to-market obligation under derivatives that are required to cash settle, a Fund will have the ability to employ leverage to a greater extent than if a Fund were to segregate or earmark liquid assets equal to the full notional value of the derivative.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions).

At present, the U.S. is experiencing historically low interest rates. The Funds may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value.

Foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks

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or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

The market values of a Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. PIMCO, as Manager, seeks to minimize counterparty risks to a Fund in a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to a Fund in the form of cash or securities equal in value to the unpaid amount owed to a Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, a Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to a Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty (cash). Cash collateral received is typically not held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Funds and select counterparties. Master Repo Agreements

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Notes to Financial Statements (Cont.)

maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be- Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared Over the Counter (“OTC”) derivatives. Cleared derivatives transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the CFTC, or the applicable regulator. In the United States, counterparty risk is significantly reduced as creditors of a futures broker do not have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Management Fee  Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, New York Stock Exchange listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate
PIMCO Corporate & Income Opportunity Fund	0.65%	(1)
PIMCO Corporate & Income Strategy Fund	0.81%	(1)
PIMCO High Income Fund	0.76%	(1)
PIMCO Income Strategy Fund	0.86%	(2)
PIMCO Income Strategy Fund II	0.83%	(2)

(1)	Management fees calculated based on the Fund’s average daily net asset value (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).
(2)

Management fees calculated based on the Fund’s average weekly “total managed assets”. Total managed assets includes total assets of each Fund (including any assets attributable to any preferred shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

(b) Fund Expenses  Each Fund bears other expenses which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loan and other investments made by the Fund, subject to specific or general authorization by the Fund’s Board); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees,

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as governed by a separate securities lending agreement; (v) costs, including interest expense, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled investment vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, as may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP.

Each of the Trustees of the Funds who is not an “interested person” under Section 2(a)(19) of the Act, (the “Independent Trustees”) also serves as a trustee of a number of other closed- end funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO Closed-End Funds”), as well as PIMCO Managed Accounts Trust, an open-end investment company with multiple series for which PIMCO serves as investment manager (“PMAT” and, together with the PIMCO Closed-End Funds, the “PIMCO-Managed Funds”). In addition, each of the Independent Trustees also serves as a trustee of certain investment companies (together, the “Allianz-Managed Funds”), for which Allianz Global Investors Fund Management (“AGIFM”), an affiliate of PIMCO that served as the investment manager of the PIMCO Managed Funds prior to the close of business on September 5, 2014, serves as investment adviser.

Each Independent Trustee currently receives annual compensation of $225,000 for his or her service on the Boards of the PIMCO-Managed

Funds, payable quarterly. The Independent Chairman of the Boards receives an additional $75,000 per year, payable quarterly. The Audit Oversight Committee Chairman receives an additional $50,000 annually, payable quarterly. Trustees are also reimbursed for meeting-related expenses.

Each Trustee’s compensation for his or her service as a Trustee on the Boards of the PIMCO-Managed Funds and other costs in connection with joint meetings of such Funds are allocated among the PIMCO-Managed Funds, as applicable, on the basis of fixed percentages as between PMAT and the PIMCO Closed-End Funds. Trustee compensation and other costs will then be further allocated pro rata among the individual PIMCO-Managed Funds within each grouping based on each such PIMCO-Managed Fund’s relative net assets.

9. RELATED PARTY TRANSACTIONS

The Manager is a related party. Fees payable to this party are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended January 31, 2016, as indicated below, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Corporate & Income Opportunity Fund	$26,209	$62,925
PIMCO Corporate & Income Strategy Fund	15,617	33,726
PIMCO High Income Fund	34,491	111,134
PIMCO Income Strategy Fund	4,636	13,802
PIMCO Income Strategy Fund II	10,988	23,052

10. GUARANTEES AND INDEMNIFICATIONS

Under each Fund’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

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Notes to Financial Statements (Cont.)

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended January 31, 2016, as indicated below, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Corporate & Income Opportunity Fund	$33,276	$24,451	$205,438	$214,466
PIMCO Corporate & Income Strategy Fund	8,258	1,798	185,816	132,124
PIMCO High Income Fund	15,958	5,365	173,645	282,195
PIMCO Income Strategy Fund	4,844	1,199	61,577	56,640
PIMCO Income Strategy Fund II	15,019	4,894	138,014	112,151

12. AUCTION-RATE PREFERRED SHARES

Each series of Auction-Rate Preferred Shares (“ARPS”) outstanding of each Fund has a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends. Dividends are accumulated daily at an annual rate that is typically re-set every seven days through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid annually.

For the reporting period ended January 31, 2016, the annualized dividend rates on the ARPS ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of January 31, 2016
PIMCO Corporate & Income Opportunity Fund
Series M	1,884	0.722%	0.160%	0.722%
Series T	1,770	0.722%	0.160%	0.722%
Series W	1,847	0.762%	0.140%	0.762%
Series TH	2,033	0.762%	0.120%	0.762%
Series F	1,984	0.722%	0.160%	0.722%

PIMCO Corporate & Income Strategy Fund
Series M	406	0.542%	0.120%	0.542%
Series T	449	0.542%	0.120%	0.542%
Series W	473	0.572%	0.105%	0.572%
Series TH	434	0.572%	0.090%	0.572%
Series F	459	0.542%	0.120%	0.542%

PIMCO High Income Fund
Series M	688	0.578%	0.128%	0.578%
Series T	958	0.578%	0.128%	0.578%
Series W	738	0.610%	0.112%	0.610%
Series TH	757	0.610%	0.096%	0.610%
Series F	938	0.578%	0.128%	0.578%

PIMCO Income Strategy Fund
Series T	766	1.640%	1.400%	1.638%
Series W	699	1.640%	1.400%	1.640%
Series TH	586	1.642%	1.397%	1.641%

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Fund Name	Shares Issued and Outstanding	High	Low	As of January 31, 2016

PIMCO Income Strategy Fund II
Series M	721	1.640%	1.399%	1.639%
Series T	881	1.640%	1.400%	1.638%
Series W	671	1.640%	1.400%	1.640%
Series TH	753	1.642%	1.397%	1.641%
Series F	672	1.642%	1.399%	1.636%

Each Fund is subject to certain limitations and restrictions while ARPS are outstanding. Failure to comply with these limitations and restrictions could preclude a Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders of each Fund, who are entitled to one vote per share, generally vote together with the common shareholders of the Fund but vote separately as a class to elect two Trustees of the Fund and on certain matters adversely affecting the rights of the ARPS.

Since mid-February 2008, holders of ARPS issued by the Funds have been directly impacted by a lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” as defined in the table below:

Fund Name		Applicable %		Reference Rate		Maximum Rate
PIMCO Corporate & Income Opportunity Fund		200%	x	7-day “AA” Financial Composite Commercial Paper Rates	=	Maximum Rate for PTY
PIMCO Corporate & Income Strategy Fund		150%	x	7-day “AA” Financial Composite Commercial Paper Rates	=	Maximum Rate for PCN
PIMCO High Income Fund		160%	x	7-day “AA” Financial Composite Commercial Paper Rates	=	Maximum Rate for PHK
PIMCO Income Strategy Fund (1)	The higher of	150% 1.25%	x +	7-Day USD LIBOR OR 7-Day USD LIBOR	= =	Maximum Rate for PFL
PIMCO Income Strategy Fund II (1)	The higher of	150% 1.25%	x +	7-Day USD LIBOR OR 7-Day USD LIBOR	= =	Maximum Rate for PFN
(1)	The Maximum Rate is the higher of a) the product of the Applicable % and Reference Rate or b) 1.25% plus the Reference Rate.

The maximum rate is a function of short-term interest rates and is typically higher than the rate that would have otherwise been set through a successful auction. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Fund’s common shareholders could be adversely affected.

On October 16, 2015, PIMCO Corporate & Income Strategy Fund and PIMCO High Income Fund each commenced a voluntary tender offer for up to 100% of its outstanding ARPS at a price equal to a percentage of the ARPS’ per share liquidation preference and any unpaid dividends accrued through the expiration of the tender offers (each, a “Tender Offer” and, together, the “Tender Offers”). The price and per share liquidation preference for PIMCO Corporate & Income Strategy Fund and PIMCO High Income Fund can be found in the table below.

On November 20, 2015 PIMCO Corporate & Income Strategy Fund and PIMCO High Income Fund, announced the expiration and results of the Tender Offers. PIMCO Corporate & Income Strategy Fund and PIMCO High Income Fund accepted for payment 4,539 and 7,601 ARPS, respectively, which represented approximately 67% and 65%, respectively, of their outstanding ARPS. The ARPS of PIMCO Corporate & Income Strategy Fund and PIMCO High Income Fund that were not tendered remain outstanding.

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Notes to Financial Statements (Cont.)

Details of the ARPS tendered and not withdrawn per series for the period ended January 31, 2016 are provided in the table below:

Fund Name	Liquidation Preference Per Share	Tender offer Price Per Share	Price Percentage	Cash Exchanged for ARPS Tendered	ARPS Outstanding as of 7/31/2015	ARPS Tendered	ARPS Outstanding after Tender Offer as of 1/31/2016
PIMCO Corporate & Income Strategy Fund
Series M	$25,000	$20,625	82.5%	$19,511,250	1,352	946	406
Series T	25,000	20,625	82.5	18,624,375	1,352	903	449
Series W	25,000	20,625	82.5	18,129,375	1,352	879	473
Series TH	25,000	20,625	82.5	18,933,750	1,352	918	434
Series F	25,000	20,625	82.5	18,418,125	1,352	893	459
				93,616,875	6,760	4,539	2,221
PIMCO High Income Fund
Series M	$25,000	$20,750	83.0%	$34,196,000	2,336	1,648	688
Series T	25,000	20,750	83.0	28,593,500	2,336	1,378	958
Series W	25,000	20,750	83.0	33,158,500	2,336	1,598	738
Series TH	25,000	20,750	83.0	32,764,250	2,336	1,579	757
Series F	25,000	20,750	83.0	29,008,500	2,336	1,398	938
				157,720,750	11,680	7,601	4,079

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a nonpublic investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Funds may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of July 31, 2015, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Each Fund files U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2012-2014, no examinations are in progress or anticipated at this time. No Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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As of July 31, 2015, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
	07/31/2016	07/31/2017	07/31/2018	07/31/2019
PIMCO Corporate & Income Opportunity Fund	$—	$—	$—	$—
PIMCO Corporate & Income Strategy Fund	—	—	—	—
PIMCO High Income Fund	195,114	488,807	—	—
PIMCO Income Strategy Fund	—	21,867	106,315	—
PIMCO Income Strategy Fund II	—	67,542	277,492	—

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of July 31, 2015, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Corporate & Income Opportunity Fund	$90,028	$—
PIMCO Corporate & Income Strategy Fund	17,636	—
PIMCO High Income Fund	135,621	—
PIMCO Income Strategy Fund	7,676	—
PIMCO Income Strategy Fund II	9,149	—

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of January 31, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PIMCO Corporate & Income Opportunity Fund	$1,243,266	$44,870	$(70,158)	$(25,288)
PIMCO Corporate & Income Strategy Fund	664,214	19,673	(49,353)	(29,680)
PIMCO High Income Fund Fund	1,069,807	61,815	(120,273)	(58,458)
PIMCO Income Strategy Fund	341,775	8,199	(29,325)	(21,126)
PIMCO Income Strategy Fund II	715,700	21,444	(59,689)	(38,245)

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

15. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On February 1, 2016, the following distributions were declared to common shareholders payable March 1, 2016 to shareholders of record on February 11, 2016:

PIMCO Corporate & Income Opportunity Fund	$0.130000 per common share
PIMCO Corporate & Income Strategy Fund	$0.112500 per common share
PIMCO High Income Fund	$0.103460 per common share
PIMCO Income Strategy Fund	$0.090000 per common share
PIMCO Income Strategy Fund II	$0.080000 per common share

SEMIANNUAL REPORT	JANUARY 31, 2016	81

Notes to Financial Statements (Cont.)

January 31, 2016 (Unaudited)

On March 1, 2016, the following distributions were declared to common shareholders payable April 1, 2016 to shareholders of record on March 11, 2016:

PIMCO Corporate & Income Opportunity Fund	$0.130000 per common share
PIMCO Corporate & Income Strategy Fund	$0.112500 per common share
PIMCO High Income Fund	$0.103460 per common share
PIMCO Income Strategy Fund	$0.090000 per common share
PIMCO Income Strategy Fund II	$0.080000 per common share

There were no other subsequent events identified that require recognition or disclosure.

82	PIMCO CLOSED-END FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BPG	BNP Paribas Securities Corp.	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SBI	Citigroup Global Markets Ltd.
BRC	Barclays Bank PLC	MEI	Merrill Lynch International	SCX	Standard Chartered Bank
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FOB	Credit Suisse Securities (USA) LLC	NAB	National Australia Bank Ltd.	UBS	UBS Securities LLC
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	CDO	Collateralized Debt Obligation

SEMIANNUAL REPORT	JANUARY 31, 2016	83

Investment Strategy Updates

(Unaudited)

Effective October 6, 2015, each Fund adopted the following non-fundamental investment policy:

The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options should generally be treated as illiquid. However, the staff of the SEC has also taken the position that the determination of whether a particular instrument is liquid should be made under guidelines and standards established by a fund’s board of trustees/directors. The SEC staff has provided examples of factors that may be taken into account in determining whether a particular instrument should be treated as liquid. Pursuant to policies adopted by the Fund’s Board of Trustees, purchased OTC options and the assets used as cover for OTC options written by a Fund may be treated as liquid under certain circumstances, such as when PIMCO has the contractual right to terminate or close out the OTC option on behalf of a Fund within seven days. These policies are not fundamental policies of the Funds and may be changed or modified by the Board of Trustees without the approval of shareholders, provided that any such change or modification will be consistent with applicable positions of the SEC staff.

84	PIMCO CLOSED-END FUNDS

General Information

Investment Manager

Pacific Investment Management Company LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II.

CEF4011SAR_013116

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 7 is only required in an annual report on this Form N-CSR.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Exhibit 99.CODE— Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Income Strategy Fund II

By:	/s/ PETER G. STRELOW
Peter G. Strelow
President (Principal Executive Officer)

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER G. STRELOW
Peter G. Strelow
President (Principal Executive Officer)

Date:	March 28, 2016

By:	/s/ WILLIAM G. GALIPEAU
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date:	March 28, 2016